UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

Annual Report ◾ December 31, 2021 TIAA Separate Account VA-1 The annual report contains the audited financial statements.

Stock Index Account

Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Separate Account’s results for the twelve months ended December 31, 2021. The report contains three main sections:

•	The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of December 31, 2021.
•	The financial statements provide detailed information about the operations and financial condition of the Separate Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA Separate Account VA-1  ◾  2021 Annual Report     3

Information for contractowners

Portfolio holdings

The summary portfolio of investments for the TIAA Separate Account VA-1 begins on page 10 of this report. You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Account.

4     2021 Annual Report  ∎  TIAA Separate Account VA-1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2021–December 31, 2021).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

TIAA Separate Account VA-1 ◾  2021 Annual Report     5

Important information about expenses

Expense example

Six months ended December 31, 2021

Stock Index Account	Beginning account value (7/1/21)	Ending account value (12/31/21)	Expenses paid during period* (7/1/21–12/31/21)
Actual return	$1,000.00	$1,087.87	$3.95
5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the Account’s benchmark

The Account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

6     2021 Annual Report  ◾  TIAA Separate Account VA-1

Stock Index Account

Performance for the twelve months ended December 31, 2021

The Stock Index Account returned 24.79% for the year, compared with the 25.66% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy grew at a solid pace during the period, despite ongoing supply-chain bottlenecks and the impact of new COVID-19 variants. The unemployment rate fell from 6.3% in January 2021 to 3.9% in December. Core inflation, which includes all items except food and energy, rose 5.5% over the twelve months ended December 31, 2021. The Federal Reserve held the federal funds target rate unchanged at 0.00%–0.25%. In November, however, the Fed began reducing the pace of its bond-buying program, which was designed to support the economy and credit markets, and indicated it would continue tapering into 2022. Crude oil prices rose sharply over the twelve months.

The broad U.S. stock market, as measured by the Russell 3000 Index, advanced 25.66% for the period. Large-cap stocks surpassed smaller shares, while mid- and small-cap value equities had the best performance overall. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors posted double-digit gains

All eleven industry sectors in the Russell 3000 Index delivered substantial gains for the twelve months. Energy (up 56.1%) produced the strongest return, helped by rising oil prices. Information technology (up 29.9%)—the benchmark’s largest sector—was the top contributor to the index’s return. The next-largest contributors were financials (up 34.8%) and consumer discretionary (up 22.4%). Together, these four sectors represented over one-half of the benchmark’s total market capitalization on December 31, 2021. The worst performer was utilities (up 17.1%), a defensive sector that tends to lag when the economy is strong, followed by communication services (up 17.9%).

For the twelve-month period, four of the five largest stocks in the Russell 3000 Index generated impressive gains that surpassed the overall return of the benchmark. Alphabet (the parent company of Google) performed best amid robust growth in spending on digital advertising. Next came Microsoft, which benefited from strong demand for its cloud-computing services. Electric car maker Tesla and Apple also outperformed, while Amazon.com advanced modestly but trailed the benchmark. Amazon was hurt by rising labor and shipping costs.

TIAA Separate Account VA-1  ◾  2021 Annual Report     7

Stock Index Account

Performance as of December 31, 2021

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years
Stock Index Account	11/1/94	24.79%	17.10%	15.46%
Russell 3000® Index	—	25.66	17.97	16.30

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Ending amounts are as of December 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period.

8     2021 Annual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2021
Information technology	28.1
Health care	13.3
Consumer discretionary	12.3
Financials	11.3
Communication services	9.1
Industrials	8.9
Consumer staples	5.4
Real estate	3.6
Energy	2.7
Utilities	2.4
Materials	2.4
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2021
More than $50 billion	68.4
More than $15 billion–$50 billion	17.8
More than $2 billion–$15 billion	11.9
$2 billion or less	1.9
Total	100.0

TIAA Separate Account VA-1  ∎  2021 Annual Report     9

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2021

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
23,745	*	Tesla, Inc	$25,093	1.8%
		Other	9,309	0.6

			34,402	2.4

BANKS
212,299		Bank of America Corp	9,445	0.7
86,499		JPMorgan Chase & Co	13,697	1.0
117,671		Wells Fargo & Co	5,646	0.4
		Other	30,898	2.2

			59,686	4.3

CAPITAL GOODS			81,356	5.8

COMMERCIAL & PROFESSIONAL SERVICES			17,044	1.2

CONSUMER DURABLES & APPAREL
36,252		Nike, Inc (Class B)	6,042	0.4
		Other	14,032	1.0

			20,074	1.4

CONSUMER SERVICES
21,820		McDonald’s Corp	5,849	0.4
		Other	24,377	1.8

			30,226	2.2

DIVERSIFIED FINANCIALS
54,000	*	Berkshire Hathaway, Inc (Class B)	16,146	1.1
		Other	54,745	3.9

			70,891	5.0

ENERGY
56,754		Chevron Corp	6,660	0.5
124,486		Exxon Mobil Corp	7,617	0.5
		Other	23,199	1.7

			37,476	2.7

FOOD & STAPLES RETAILING
12,916		Costco Wholesale Corp	7,332	0.5
42,002		Walmart, Inc	6,077	0.5
		Other	4,914	0.3

			18,323	1.3

FOOD, BEVERAGE & TOBACCO
113,622		Coca-Cola Co	6,728	0.5
40,468		PepsiCo, Inc	7,030	0.5
		Other	24,061	1.7

			37,819	2.7

10	2021 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2021

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
50,994		Abbott Laboratories	$7,177	0.5%
27,593		UnitedHealth Group, Inc	13,856	1.0
		Other	60,075	4.3

			81,108	5.8

HOUSEHOLD & PERSONAL PRODUCTS
71,256		Procter & Gamble Co	11,656	0.8
		Other	8,493	0.6

			20,149	1.4

INSURANCE			28,254	2.0

MATERIALS			34,225	2.4

MEDIA & ENTERTAINMENT
8,815	*	Alphabet, Inc (Class A)	25,537	1.8
8,225	*	Alphabet, Inc (Class C)	23,800	1.7
133,588		Comcast Corp (Class A)	6,724	0.5
69,474	*	Meta Platforms, Inc	23,368	1.7
12,657	*	Netflix, Inc	7,625	0.5
53,204	*	Walt Disney Co	8,241	0.6
		Other	18,884	1.3

			114,179	8.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
51,910		AbbVie, Inc	7,029	0.5
18,638		Danaher Corp	6,132	0.4
24,927		Eli Lilly & Co	6,885	0.5
77,209		Johnson & Johnson	13,208	0.9
74,429		Merck & Co, Inc	5,704	0.4
163,832		Pfizer, Inc	9,674	0.7
11,548		Thermo Fisher Scientific, Inc	7,705	0.5
		Other	50,492	3.6

			106,829	7.5

REAL ESTATE			50,353	3.6

RETAILING
12,730	*	Amazon.com, Inc	42,446	3.0
31,209		Home Depot, Inc	12,952	0.9
20,432		Lowe’s Companies, Inc	5,281	0.4
		Other	28,337	2.0

			89,016	6.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
35,458	*	Advanced Micro Devices, Inc	5,102	0.4
11,698		Broadcom, Inc	7,784	0.6
118,487		Intel Corp	6,102	0.4
70,177		NVIDIA Corp	20,640	1.5

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2021 Annual Report	11

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2021

Shares		Company		Value (000)		% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
33,051		QUALCOMM, Inc		$6,044		0.4%
		Other		36,546		2.5

				82,218		5.8

SOFTWARE & SERVICES
18,598		Accenture plc		7,710		0.5
14,007	*	Adobe, Inc		7,943		0.5
25,680		Mastercard, Inc (Class A)		9,227		0.7
221,222		Microsoft Corp		74,401		5.3
34,454	*	PayPal Holdings, Inc		6,497		0.5
27,395	*	salesforce.com, Inc		6,962		0.5
49,620		Visa, Inc (Class A)		10,753		0.8
		Other		83,187		5.9

				206,680		14.7

TECHNOLOGY HARDWARE & EQUIPMENT
453,393	d	Apple, Inc		80,509		5.7
123,441		Cisco Systems, Inc		7,822		0.6
		Other		19,452		1.3

				107,783		7.6

TELECOMMUNICATION SERVICES
208,877		AT&T, Inc		5,138		0.4
120,939		Verizon Communications, Inc		6,284		0.4
		Other		3,119		0.2

				14,541		1.0

TRANSPORTATION				26,492		1.9

UTILITIES
57,551		NextEra Energy, Inc		5,373		0.4
		Other		28,880		2.0

				34,253		2.4

		TOTAL COMMON STOCKS	(Cost $387,915)	1,403,377		99.5

RIGHTS / WARRANTS
ENERGY				0	^	0.0

MEDIA & ENTERTAINMENT				0		0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				0	^	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $0)	0	^	0.0

12	2021 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2021

Principal		Issuer	Rate Maturity date	Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$7,395,000		Federal Home Loan Bank (FHLB)	0.000%, 01/07/22	$7,395	0.5%
		Other		583	0.1

				7,978	0.6

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,708,017	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030	3,708	0.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost$11,686)	11,686	0.8

		TOTAL PORTFOLIO	(Cost$399,601)	1,415,063	100.3
		OTHER ASSETS & LIABILITIES, NET		(4,222)	(0.3)

		NET ASSETS		$1,410,841	100.0%

^	Amount represents less than $1,000.
*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/21, the aggregate value of securities on loan is $6,515,253. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	27	03/18/22	$6,331	$6,424	$93

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2021 Annual Report	13

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2021

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,415,063
Dividends and interest receivable	879
Receivable for delayed delivery securities	5
Receivable for variation margin on open futures contracts	93
Other	161

Total assets	1,416,201

LIABILITIES
Investment management fees payable	6
Service agreement fees payable	8
Payable for collateral for securities loaned	3,708
Due to affiliates	1,346
Overdraft payable	117
Payable for manager compensation	161
Other	14

Total liabilities	5,360

NET ASSETS
Accumulation Fund	$1,410,841

Accumulation units outstanding	3,774

Accumulation unit value	$373.79

* Portfolio investments, at cost	$399,601
† Includes securities loaned of	$6,515

14	2021 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2021

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$17,182
Income from securities lending, net	64
Other	1

Total income	17,247

EXPENSES
Administrative services	2,662
Investment advisory	3,992
Mortality and expense risk charges	5,323

Total expenses	11,977
Less: Expense waiver by investment adviser	(1,996)

Net expenses	9,981

Net investment income (loss)	7,266

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	91,404
Futures contracts	1,846

Net realized gain (loss) on total investments	93,250

Change in unrealized appreciation (depreciation) on:
Portfolio investments	191,439
Futures contracts	9

Net change in unrealized appreciation (depreciation) on total investments	191,448

Net realized and unrealized gain (loss) on total investments	284,698

Net increase (decrease) in net assets from operations	$291,964

* Net of foreign withholding taxes	$4

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2021 Annual Report	15

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2021	December 31, 2020

OPERATIONS
Net investment income (loss)	$7,266	$10,490
Net realized gain (loss) on total investments	93,250	65,222
Net change in unrealized appreciation (depreciation) on total investments	191,448	126,413

Net increase (decrease) in net assets from operations	291,964	202,125

FROM CONTRACTOWNER TRANSACTIONS
Premiums	16,900	21,386
Withdrawals and death benefits	(111,583)	(113,693)

Net increase (decrease) from contractowner transactions	(94,683)	(92,307)

Net increase (decrease) in net assets	197,281	109,818

NET ASSETS
Beginning of period	1,213,560	1,103,742

End of period	$1,410,841	$1,213,560

ACCUMULATION UNITS
Units purchased	51	92
Units sold / transferred	(328)	(461)

Outstanding
Beginning of period	4,051	4,420

End of period	$3,774	$4,051

16	2021 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2021 Annual Report	17

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
12/31/21	$4.405	$2.549	$1.856	$72.394	$74.250	$299.540
12/31/20	4.350	1.873	2.477	47.363	49.840	249.700
12/31/19	4.722	1.684	3.038	54.564	57.602	192.098
12/31/18	4.501	1.580	2.921	(14.924)	(12.003)	204.101
12/31/17	3.613	1.395	2.218	32.114	34.332	169.769

a	Based on average units outstanding.
b	Based on per accumulation unit data.

18	2021 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$373.790	24.79%	0.90%	0.75%	0.55%	3%	4	$1,411
299.540	19.96	0.90	0.75	0.99	3	4	1,214
249.700	29.99	0.90	0.75	1.35	2	4	1,104
192.098	(5.88)	0.90	0.75	1.39	3	5	922
204.101	20.22	0.90	0.75	1.19	5	5	1,060

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2021 Annual Report	19

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign currency transactions and translation: The books and records of the Account are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

20	2021 Annual Report ▪ TIAA Separate Account VA-1

continued

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statement of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation) on total investments” on the Statement of operations, when applicable.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Account’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

TIAA Separate Account VA-1 ▪ 2021 Annual Report	21

Notes to financial statements

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the record keeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. The Account may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Account’s financial statements.

Note 3—valuation of investments

The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

22	2021 Annual Report ▪ TIAA Separate Account VA-1

continued

A description of the valuation techniques applied to the Account’s major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Teachers Advisors, LLC (“Advisors”). These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of

TIAA Separate Account VA-1 ▪ 2021 Annual Report	23

Notes to financial statements

investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Account’s investments as of December 31, 2021, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity investments:
Health care	$187,935	$—	$2	$187,937
Materials	34,209	16	—	34,225
All other equity investments*	1,181,215	—	—	1,181,215
Short-term investments	3,708	7,978	—	11,686
Futures contracts**	93	—	—	93

Total	$1,407,160	$7,994	$2	$1,415,156

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 4—investments

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of assets and liabilities. Non-cash collateral is not disclosed in the Account’s Statement of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities. As of December 31, 2021, securities lending

24	2021 Annual Report ▪ TIAA Separate Account VA-1

continued

transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At December 31, 2021, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received

$6,515	$3,708	$3,156	$6,864

*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Account may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Account have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the year ended December 31, 2021 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$41,526	$128,495

TIAA Separate Account VA-1 ▪ 2021 Annual Report	25

Notes to financial statements

Note 5—derivative investments

The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Account records derivative instruments at fair value, with changes in fair value recognized on the Statement of operations.

At December 31, 2021, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures contracts	*	$93

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended December 31, 2021, the effect of derivative contracts on the Account’s Statement of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures contracts	$1,846	$9

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2021, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0%

26	2021 Annual Report ▪ TIAA Separate Account VA-1

continued

and 1% of net assets. The futures contracts outstanding as of December 31, 2021 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 6—Income tax and other tax matters

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

Foreign taxes: The Account may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Account will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Account invests.

Net unrealized appreciation (depreciation): At December 31, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock Index	$399,694	$1,044,067	$(28,605)	$1,015,462

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Note 7—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative

TIAA Separate Account VA-1 ▪ 2021 Annual Report	27

Notes to financial statements

Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2021, these transactions did not materially impact the Account

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2021, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021.

28	2021 Annual Report ▪ TIAA Separate Account VA-1

concluded

Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2021, there were no borrowings under this credit facility by the Account.

TIAA Separate Account VA-1 ▪ 2021 Annual Report	29

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1 (the “Account”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we

30	2021 Annual Report ▪ TIAA Separate Account VA-1

performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2022

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA Separate Account VA-1 ▪ 2021 Annual Report	31

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  February 15, 2022

Members

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen by manager	Other directorships and positions held by manager
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Manager	Indefinite term. Manager since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Manager	Indefinite term. Manager since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans, Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board member, Lumina Foundation and Waterside School; Emeritus Board Member, Year-Up Puget Sound Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Manager	Indefinite term. Manager since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (2020–2021), Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC.

32	2021 Annual Report ▪ TIAA Separate Account VA-1

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Manager	Indefinite term. Manager since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Manager	Indefinite term. Manager since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Manager	Indefinite term. Manager since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Adviser to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Build Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Management Committee and Manager	Indefinite term. Manager since 2011. Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

TIAA Separate Account VA-1 ▪ 2021 Annual Report	33

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  February 15, 2022

Members—concluded

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen by manager	Other directorships and positions held by manager
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Manager	Indefinite term. Manager since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Manager	Indefinite term. Manager since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.

34	2021 Annual Report ▪ TIAA Separate Account VA-1

Officers

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Executive Vice President and Chief Legal, Risk and Compliance Officer	One-year term. Executive Vice President since 2021.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President, Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Executive Vice President	One-year term. Executive Vice President since 2022.	Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential Financial, Inc.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

TIAA Separate Account VA-1 ▪ 2021 Annual Report	35

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  February 15, 2022

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years
Colbert Narcisse TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1965	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2022.	Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief Executive Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer, TIAA. Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
Micky Onvural TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1974	Executive Vice President	One-year term. Executive Vice President since 2022.	Senior Executive Vice President, Chief Marketing and Communications Officer of TIAA. Executive Vice President of CREF and TIAA Separate Account VA-1. Prior to joining TIAA, Ms. Onvural served as Chief Executive Officer for Bonobos.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.

36	2021 Annual Report ▪ TIAA Separate Account VA-1

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

The Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, TIAA.org, or by telephone at 800-223-1200.

TIAA Separate Account VA-1 ▪ 2021 Annual Report	37

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

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1960400		A10845 (2/22)

730 Third Avenue New York, NY 10017-3206

1960400	A10845 (2/22)

Item 2. Code of Conduct.

2(a)  The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of conduct.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)  Not applicable.

2(f)  A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal years ended December 31, 2021 and December 31, 2020 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-08520) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $55,375 and $55,375, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2021 and December 31, 2020, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2021 and December 31, 2020, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $1,994, respectively.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2021 and December 31, 2020, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,058,073 and $1,364,000, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2021

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 2.4%
2,741	*	Adient plc	$131
3,248	*	American Axle & Manufacturing Holdings, Inc	30
7,734	*	Aptiv plc	1,276
801	*	Arcimoto, Inc	6
7,491		BorgWarner, Inc	338
2,224	*,e	Canoo, Inc	17
444	*	Cooper-Standard Holding, Inc	10
4,034		Dana Inc	92
653	*	Dorman Products, Inc	74
4,705	*	Fisker, Inc	74
114,901		Ford Motor Co	2,387
1,312	*	Fox Factory Holding Corp	223
40,590	*	General Motors Co	2,380
7,649		Gentex Corp	267
1,199	*	Gentherm, Inc	104
6,756	*	Goodyear Tire & Rubber Co	144
4,645		Harley-Davidson, Inc	175
851		LCI Industries, Inc	133
1,758		Lear Corp	322
3,298	*,e	Lordstown Motors Corp	11
1,945	*	Modine Manufacturing Co	20
670	*	Motorcar Parts of America, Inc	11
687		Patrick Industries, Inc	55
7,090	*	QuantumScape Corp	157
3,924	*	Rivian Automotive, Inc	407
843		Standard Motor Products, Inc	44
1,055	*	Stoneridge, Inc	21
1,943	*	Tenneco, Inc	22
23,745	*	Tesla, Inc	25,093
1,549		Thor Industries, Inc	161
759	*	Visteon Corp	84
1,048		Winnebago Industries, Inc	79
3,711	*,e	Workhorse Group, Inc	16
970	*,e	XL Fleet Corp	3
518	*	XPEL, Inc	35

		TOTAL AUTOMOBILES & COMPONENTS	34,402

BANKS - 4.3%
625		1st Source Corp	31
444		Allegiance Bancshares, Inc	19
667		Amerant Bancorp Inc	23
374		American National Bankshares, Inc	14
2,080		Ameris Bancorp	103
450		Arrow Financial Corp	16
4,158		Associated Banc-Corp	94
706	*	Atlantic Capital Bancshares, Inc	20
2,758		Atlantic Union Bankshares Corp	103
2,090	*	Axos Financial, Inc	117
1,598		Banc of California, Inc	31
666		Bancfirst Corp	47
178		Bank First Corp	13
212,299		Bank of America Corp	9,445
1,195		Bank of Hawaii Corp	100
468		Bank of Marin Bancorp	17
1,429		Bank of NT Butterfield & Son Ltd	54
3,528		Bank OZK	164
3,175		BankUnited	134
887		Banner Corp	54
622		Bar Harbor Bankshares	18
1,245		Berkshire Hills Bancorp, Inc	35
1,053		BOK Financial Corp	111
231		Brookline Bancorp, Inc	4
630		Bryn Mawr Bank Corp	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

313		Business First Bancshares, Inc	$9
241		Byline Bancorp, Inc	7
5,850		Cadence BanCorp	174
135		Cambridge Bancorp	13
613		Camden National Corp	30
447		Capital City Bank Group, Inc	12
3,828		Capitol Federal Financial	43
314		Capstar Financial Holdings, Inc	7
550	*	Carter Bankshares, Inc	8
2,040		Cathay General Bancorp	88
654		CBTX, Inc	19
1,125		Central Pacific Financial Corp	32
2,767		CIT Group, Inc	142
58,506		Citigroup, Inc	3,533
533		Citizens & Northern Corp	14
13,262		Citizens Financial Group, Inc	627
194		City Holding Co	16
377		Civista Bancshares, Inc	9
498		CNB Financial Corp	13
2,723		Columbia Banking System, Inc	89
1,738	*	Columbia Financial, Inc	36
3,928		Comerica, Inc	342
2,961		Commerce Bancshares, Inc	204
1,925		Community Bank System, Inc	143
651		Community Trust Bancorp, Inc	28
1,146		ConnectOne Bancorp, Inc	37
1,466	*	CrossFirst Bankshares, Inc	23
1,926		Cullen/Frost Bankers, Inc	243
513	*	Customers Bancorp, Inc	34
4,043		CVB Financial Corp	87
1,541		Dime Community Bancshares, Inc	54
1,035		Eagle Bancorp, Inc	60
4,494		East West Bancorp, Inc	354
4,805		Eastern Bankshares, Inc	97
314		Enterprise Bancorp, Inc	14
828		Enterprise Financial Services Corp	39
402		Equity Bancshares, Inc	14
3,325		Essent Group Ltd	151
1,013		Farmers National Banc Corp	19
621		FB Financial Corp	27
120		Federal Agricultural Mortgage Corp (FAMC)	15
20,759		Fifth Third Bancorp	904
527		Financial Institutions, Inc	17
6,201		First Bancorp	85
1,088		First Bancorp	50
498		First Bancorp, Inc	16
322		First Bancshares, Inc	12
603		First Bank	9
1,476		First Busey Corp	40
195		First Citizens Bancshares, Inc (Class A)	162
3,678		First Commonwealth Financial Corp	59
680		First Community Bancshares, Inc	23
2,544		First Financial Bancorp	62
4,390		First Financial Bankshares, Inc	223
384		First Financial Corp	17
1,098		First Foundation, Inc	27
4,467		First Hawaiian, Inc	122
17,936		First Horizon National Corp	293
228		First Internet Bancorp	11
951		First Interstate Bancsystem, Inc	39
1,580		First Merchants Corp	66
380		First Mid-Illinois Bancshares, Inc	16
2,629		First Midwest Bancorp, Inc	54
862		First of Long Island Corp	19
5,189		First Republic Bank	1,072
1,199		Flagstar Bancorp, Inc	57
1,083		Flushing Financial Corp	26
6,008		FNB Corp	73
2,273		Fulton Financial Corp	39
903		German American Bancorp, Inc	35
3,414		Glacier Bancorp, Inc	194
412		Great Southern Bancorp, Inc	24
1,353		Great Western Bancorp, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

302		Guaranty Bancshares, Inc	$11
2,028		Hancock Whitney Corp	101
1,297		Hanmi Financial Corp	31
728		HarborOne Northeast Bancorp, Inc	11
953		Heartland Financial USA, Inc	48
1,355		Heritage Commerce Corp	16
1,150		Heritage Financial Corp	28
2,221		Hilltop Holdings, Inc	78
57		Hingham Institution for Savings	24
238		Home Bancorp, Inc	10
4,557		Home Bancshares, Inc	111
698		HomeStreet, Inc	36
667		HomeTrust Bancshares, Inc	21
2,725		Hope Bancorp, Inc	40
1,209		Horizon Bancorp	25
323	*	Howard Bancorp, Inc	7
44,137		Huntington Bancshares, Inc	681
1,787		Independent Bank Corp (MA)	146
863		Independent Bank Corp (MI)	21
1,089		Independent Bank Group, Inc	79
1,089		International Bancshares Corp	46
6,650		Investors Bancorp, Inc	101
86,499		JPMorgan Chase & Co	13,697
1,623		Kearny Financial Corp	22
29,277		Keycorp	677
1,629		Lakeland Bancorp, Inc	31
976		Lakeland Financial Corp	78
833		Live Oak Bancshares, Inc	73
4,010		M&T Bank Corp	616
1,072		Macatawa Bank Corp	9
640		Mercantile Bank Corp	22
573		Merchants Bancorp	27
1,035		Meta Financial Group, Inc	62
229	*	Metropolitan Bank Holding Corp	24
9,342		MGIC Investment Corp	135
582		Midland States Bancorp, Inc	14
406		MidWestOne Financial Group, Inc	13
1,931	*	Mr Cooper Group, Inc	80
180		MVB Financial Corp	7
984		National Bank Holdings Corp	43
521		NBT Bancorp, Inc	20
10,848		New York Community Bancorp, Inc	132
301	*	Nicolet Bankshares, Inc	26
2,265	*	NMI Holdings, Inc	49
1,643		Northfield Bancorp, Inc	27
280		Northrim BanCorp, Inc	12
2,083		Northwest Bancshares, Inc	29
1,583		OceanFirst Financial Corp	35
214	*	Ocwen Financial Corp	9
1,902		OFG Bancorp	51
2,485		Old National Bancorp	45
1,237		Old Second Bancorp, Inc	16
568		Origin Bancorp, Inc	24
297		Orrstown Financial Services, Inc	7
2,232		Pacific Premier Bancorp, Inc	89
3,679		PacWest Bancorp	166
529		Park National Corp	73
696		PCSB Financial Corp	13
642		Peapack Gladstone Financial Corp	23
750		PennyMac Financial Services, Inc	52
868		Peoples Bancorp, Inc	28
333		Peoples Financial Services Corp	18
12,816		People’s United Financial, Inc	228
2,403		Pinnacle Financial Partners, Inc	229
12,470		PNC Financial Services Group, Inc	2,500
2,126		Popular, Inc	174
510		Preferred Bank	37
52		Premier Financial Corp	2
454		Primis Financial Corp	7
2,597		Prosperity Bancshares, Inc	188
339		Provident Bancorp Inc	6
1,243		Provident Financial Services, Inc	30
472		QCR Holdings, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,226		Radian Group, Inc	$89
475		RBB Bancorp	12
28,951		Regions Financial Corp	631
254		Reliant Bancorp Inc	9
1,629		Renasant Corp	62
364		Republic Bancorp, Inc (Class A)	19
1,873	*	Republic First Bancorp, Inc	7
3,914		Rocket Cos, Inc	55
166		S&T Bancorp, Inc	5
1,200		Sandy Spring Bancorp, Inc	58
1,542		Seacoast Banking Corp of Florida	55
1,315		ServisFirst Bancshares, Inc	112
370		Sierra Bancorp	10
1,749		Signature Bank	566
683	*	Silvergate Capital Corp	101
2,996		Simmons First National Corp (Class A)	89
275		SmartFinancial, Inc	8
2,293		South State Corp	184
228	*	Southern First Bancshares, Inc	14
231		Southern Missouri Bancorp, Inc	12
1,068		Southside Bancshares, Inc	45
5,659		Sterling Bancorp	146
922		Stock Yards Bancorp, Inc	59
394		Summit Financial Group, Inc	11
1,676	*	SVB Financial Group	1,137
4,436		Synovus Financial Corp	212
1,428	*	Texas Capital Bancshares, Inc	86
1,044		TFS Financial Corp	19
1,514	*	The Bancorp, Inc	38
131		Tompkins Financial Corp	11
1,266		Towne Bank	40
240		Trico Bancshares	10
943	*	Tristate Capital Holdings, Inc	29
657	*	Triumph Bancorp, Inc	78
39,122		Truist Financial Corp	2,291
671		TrustCo Bank Corp NY	22
2,619		Trustmark Corp	85
1,468		UMB Financial Corp	156
6,954		Umpqua Holdings Corp	134
3,198		United Bankshares, Inc	116
2,711		United Community Banks, Inc	97
1,012		Univest Financial Corp	30
39,382		US Bancorp	2,212
706	e	UWM Holdings Corp	4
9,879		Valley National Bancorp	136
1,101		Veritex Holdings, Inc	44
936		Walker & Dunlop, Inc	141
1,239		Washington Federal, Inc	41
581		Washington Trust Bancorp, Inc	33
1,032		Waterstone Financial, Inc	23
2,690		Webster Financial Corp	150
117,671		Wells Fargo & Co	5,646
1,747		WesBanco, Inc	61
597		West Bancorporation, Inc	19
1,024		Westamerica Bancorporation	59
3,061		Western Alliance Bancorp	330
1,926		Wintrust Financial Corp	175
1,727		WSFS Financial Corp	87
4,886		Zions Bancorporation	309

		TOTAL BANKS	59,686

CAPITAL GOODS - 5.8%
17,082		3M Co	3,034
3,495		A.O. Smith Corp	300
1,275		Aaon, Inc	101
981	*	AAR Corp	38
869		Acuity Brands, Inc	184
1,712		Advanced Drainage Systems, Inc	233
3,710	*	Aecom Technology Corp	287
2,167		Aerojet Rocketdyne Holdings, Inc	101
721	*	Aerovironment, Inc	45
1,773		AGCO Corp	206
13,421	*,e	AgEagle Aerial Systems, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,064		Air Lease Corp	$136
374		Alamo Group, Inc	55
1,111		Albany International Corp (Class A)	98
2,509		Allegion plc	332
307		Allied Motion Technologies, Inc	11
3,239		Allison Transmission Holdings, Inc	118
2,097		Altra Industrial Motion Corp	108
909	*	Ameresco, Inc	74
706	*	American Superconductor Corp	8
568	*	American Woodmark Corp	37
6,732		Ametek, Inc	990
5,093	*	API Group Corp	131
449		Apogee Enterprises, Inc	22
1,410		Applied Industrial Technologies, Inc	145
1,220		Arcosa, Inc	64
555		Argan, Inc	22
1,331		Armstrong World Industries, Inc	155
3,616	*	Array Technologies, Inc	57
823		Astec Industries, Inc	57
810	*	Astronics Corp	10
1,320	*	Atkore International Group, Inc	147
1,836	*	Axon Enterprise, Inc	288
2,980	*	AZEK Co, Inc	138
922		AZZ, Inc	51
1,516	*	Babcock & Wilcox Enterprises, Inc	14
1,344		Barnes Group, Inc	63
1,298	*	Beacon Roofing Supply, Inc	74
247	*,e	Beam Global	5
1,095	*,e	Blink Charging Co	29
4,152	*	Bloom Energy Corp	91
278	*	Blue Bird Corp	4
224	*	BlueLinx Holdings, Inc	21
15,716	*	Boeing Co	3,164
1,276		Boise Cascade Co	91
5,596	*	Builders FirstSource, Inc	480
2,196		BWX Technologies, Inc	105
276	*	Byrna Technologies, Inc	4
883		Caesarstone Sdot-Yam Ltd	10
1,555		Carlisle Cos, Inc	386
25,500		Carrier Global Corp	1,383
16,041		Caterpillar, Inc	3,316
6,313	*	ChargePoint Holdings, Inc	120
1,052	*	Chart Industries, Inc	168
647	*	CIRCOR International, Inc	18
3,463	*	Colfax Corp	159
840		Columbus McKinnon Corp	39
929		Comfort Systems USA, Inc	92
723	*	Commercial Vehicle Group, Inc	6
714	*	Construction Partners Inc	21
563	*	Core & Main, Inc	17
1,570	*	Cornerstone Building Brands, Inc	27
1,416		Crane Co	144
302		CSW Industrials, Inc	37
4,163		Cummins, Inc	908
1,242		Curtiss-Wright Corp	172
1,008	*,e	Custom Truck One Source, Inc	8
8,327		Deere & Co	2,855
4,894	*,e	Desktop Metal, Inc	24
3,888		Donaldson Co, Inc	230
932		Douglas Dynamics, Inc	36
4,220		Dover Corp	766
485	*	Ducommun, Inc	23
567	*	DXP Enterprises, Inc	15
952	*	Dycom Industries, Inc	89
11,637		Eaton Corp	2,011
1,559		EMCOR Group, Inc	199
17,701		Emerson Electric Co	1,646
703		Encore Wire Corp	101
1,368	*	Energy Recovery, Inc	29
2,301		Enerpac Tool Group Corp	47
1,385		EnerSys	110
830		EnPro Industries, Inc	91
1,158	*	Eos Energy Enterprises, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

605		ESCO Technologies, Inc	$54
137	*	EVI Industries, Inc	4
3,291	*	Evoqua Water Technologies Corp	154
16,800		Fastenal Co	1,076
2,079		Federal Signal Corp	90
3,453		Flowserve Corp	106
4,273	*	Fluor Corp	106
9,377		Fortive Corp	715
4,259		Fortune Brands Home & Security, Inc	455
1,207		Franklin Electric Co, Inc	114
12,516	*,e	FuelCell Energy, Inc	65
1,403	*	Gates Industrial Corp plc	22
1,053		GATX Corp	110
1,828	*	Generac Holdings, Inc	643
7,321		General Dynamics Corp	1,526
32,080		General Electric Co	3,031
1,066	*	Gibraltar Industries, Inc	71
461		Global Industrial Co	19
922	*	GMS, Inc	55
678		Gorman-Rupp Co	30
4,526		Graco, Inc	365
5,120		GrafTech International Ltd	61
639		Granite Construction, Inc	25
2,253	*	Great Lakes Dredge & Dock Corp	35
464		Greenbrier Cos, Inc	21
1,120		Griffon Corp	32
1,293		H&E Equipment Services, Inc	57
1,082		HEICO Corp	156
2,279		HEICO Corp (Class A)	293
922		Helios Technologies, Inc	97
866		Herc Holdings, Inc	136
2,664	*	Hexcel Corp	138
1,992		Hillenbrand, Inc	104
20,327		Honeywell International, Inc	4,238
12,101		Howmet Aerospace, Inc	385
1,612		Hubbell, Inc	336
1,040		Huntington Ingalls	194
1,014	*	Hydrofarm Holdings Group, Inc	29
3,375	*	Hyliion Holdings Corp	21
404		Hyster-Yale Materials Handling, Inc	17
12,162	*,e	Ideanomics Inc	15
2,293		IDEX Corp	542
298	*	IES Holdings, Inc	15
9,252		Illinois Tool Works, Inc	2,283
574	*	Infrastructure and Energy Alternatives, Inc	5
10,828		Ingersoll Rand, Inc	670
716		Insteel Industries, Inc	29
2,617		ITT, Inc	267
2,384	*	JELD-WEN Holding, Inc	63
1,054		John Bean Technologies Corp	162
20,930		Johnson Controls International plc	1,702
242		Kadant, Inc	56
1,040		Kaman Corp	45
2,961		Kennametal, Inc	106
3,783	*	Kratos Defense & Security Solutions, Inc	73
5,861		L3Harris Technologies, Inc	1,250
246	*	Lawson Products, Inc	14
1,051		Lennox International, Inc	341
1,591		Lincoln Electric Holdings, Inc	222
408		Lindsay Corp	62
7,293		Lockheed Martin Corp	2,592
800		Luxfer Holdings plc	15
1,198	*	Manitowoc Co, Inc	22
7,697		Masco Corp	541
798	*	Masonite International Corp	94
1,650	*	Mastec, Inc	152
1,193	*	Matrix Service Co	9
2,076		Maxar Technologies, Inc	61
687		McGrath RentCorp	55
1,200	*	Mercury Systems, Inc	66
352	*	Meritor, Inc	9
1,635	*	Middleby Corp	322
446		Miller Industries, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

863		Moog, Inc (Class A)	$70
2,142	*	MRC Global, Inc	15
1,382		MSC Industrial Direct Co (Class A)	116
1,100		Mueller Industries, Inc	65
4,045		Mueller Water Products, Inc (Class A)	58
639	*	MYR Group, Inc	71
206		National Presto Industries, Inc	17
5,998	*,e	Nikola Corp	59
1,020	*	NN, Inc	4
1,723		Nordson Corp	440
4,400		Northrop Grumman Corp	1,703
371	*	Northwest Pipe Co	12
4,328	*	NOW, Inc	37
291	*	NV5 Global Inc	40
4,516		nVent Electric plc	172
117		Omega Flex, Inc	15
2,055		Oshkosh Corp	232
12,674		Otis Worldwide Corp	1,104
2,755		Owens Corning, Inc	249
9,836		PACCAR, Inc	868
1,797	*	PAE, Inc	18
766		Park Aerospace Corp	10
3,824		Parker-Hannifin Corp	1,217
334		Park-Ohio Holdings Corp	7
502	*	Parsons Corp	17
4,695		Pentair plc	343
1,847	*	PGT Innovations, Inc	42
15,097	*	Plug Power, Inc	426
416		Powell Industries, Inc	12
96		Preformed Line Products Co	6
1,452		Primoris Services Corp	35
784	*	Proto Labs, Inc	40
1,340		Quanex Building Products Corp	33
4,219		Quanta Services, Inc	484
44,355		Raytheon Technologies Corp	3,817
823	*	RBC Bearings, Inc	166
1,884		Regal-Beloit Corp	321
4,524	*	Resideo Technologies, Inc	118
432		REV Group, Inc	6
3,398		Rockwell Automation, Inc	1,185
3,041	*,e	Romeo Power, Inc	11
3,020		Roper Technologies Inc	1,485
1,543		Rush Enterprises, Inc (Class A)	86
385		Rush Enterprises, Inc (Class B)	21
4,864	*	Sensata Technologies Holding plc	300
2,675	*	Shoals Technologies Group, Inc	65
1,169		Shyft Group, Inc	57
1,204		Simpson Manufacturing Co, Inc	167
1,315	*	SiteOne Landscape Supply, Inc	319
1,692		Snap-On, Inc	364
3,290		Spirit Aerosystems Holdings, Inc (Class A)	142
1,497	*	SPX Corp	89
964		SPX FLOW, Inc	83
472		Standex International Corp	52
4,769		Stanley Black & Decker, Inc	900
3,078	*,e	Stem, Inc	58
1,004	*	Sterling Construction Co, Inc	26
5,997	*	Sunrun, Inc	206
647		Tennant Co	52
1,919		Terex Corp	84
1,353		Textainer Group Holdings Ltd	48
6,778		Textron, Inc	523
1,276	*	Thermon Group Holdings	22
2,010		Timken Co	139
1,266	*	Titan International, Inc	14
784	*	Titan Machinery, Inc	26
2,967		Toro Co	296
927	*	TPI Composites, Inc	14
7,163		Trane Technologies plc	1,447
100	*	Transcat Inc	9
1,508	*	TransDigm Group, Inc	960
3,483	*	Trex Co, Inc	470
1,489		Trinity Industries, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,772		Triton International Ltd	$107
1,451	*	Triumph Group, Inc	27
1,399	*	Tutor Perini Corp	17
1,736		UFP Industries, Inc	160
2,102	*	United Rentals, Inc	699
5,141	*	Univar Solutions Inc	146
582		Valmont Industries, Inc	146
455	*	Vectrus, Inc	21
419	*	Veritiv Corp	51
8,077		Vertiv Holdings Co	202
649	*	Vicor Corp	82
1,550	*,e	View, Inc	6
5,189	*	Virgin Galactic Holdings, Inc	69
1,330		W.W. Grainger, Inc	689
1,790		Wabash National Corp	35
901		Watsco, Inc	282
645		Watts Water Technologies, Inc (Class A)	125
3,967	*	Welbilt, Inc	94
1,406	*	WESCO International, Inc	185
5,055		Westinghouse Air Brake Technologies Corp	466
67	*	Willis Lease Finance Corp	3
5,251	*	WillScot Mobile Mini Holdings Corp	214
1,753		Woodward Inc	192
5,446		Xylem, Inc	653
3,642		Zurn Water Solutions Corp	133

		TOTAL CAPITAL GOODS	81,356

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170		ABM Industries, Inc	89
2,247	*	Acacia Research (Acacia Technologies)	11
3,257		ACCO Brands Corp	27
4,141		ADT, Inc	35
1,481	*	ASGN Inc	183
274		Barrett Business Services, Inc	19
3,702		Booz Allen Hamilton Holding Co	314
1,283		Brady Corp (Class A)	69
511	*	BrightView Holdings, Inc	7
1,522		Brink’s Co	100
739	*	CACI International, Inc (Class A)	199
1,375	*	Casella Waste Systems, Inc (Class A)	117
1,147	*	CBIZ, Inc	45
948	*	Ceco Environmental Corp	6
600	*	Cimpress plc	43
2,527		Cintas Corp	1,120
12,143	*	Clarivate Analytics plc	286
1,666	*	Clean Harbors, Inc	166
5,924	*	Copart, Inc	898
3,089	*	CoreCivic, Inc	31
11,441	*	CoStar Group, Inc	904
260		CRA International, Inc	24
1,062		Deluxe Corp	34
972	*	Driven Brands Holdings, Inc	33
4,177	*	Dun & Bradstreet Holdings, Inc	86
1,051		Ennis, Inc	20
3,652		Equifax, Inc	1,069
1,599		Exponent, Inc	187
972	*	First Advantage Corp	18
381	*	Forrester Research, Inc	22
419	*	Franklin Covey Co	19
1,004	*	FTI Consulting, Inc	154
2,590	*	Harsco Corp	43
2,398		Healthcare Services Group	43
711		Heidrick & Struggles International, Inc	31
555	*	Heritage-Crystal Clean, Inc	18
2,407		Herman Miller, Inc	94
1,526		HNI Corp	64
794	*	Huron Consulting Group, Inc	40
4,202	*	IAA, Inc	213
637		ICF International, Inc	65
10,992		IHS Markit Ltd	1,461
975		Insperity, Inc	115
1,994		Interface, Inc	32
3,820		Jacobs Engineering Group, Inc	532

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,912	*	KAR Auction Services, Inc	$61
4,426		KBR, Inc	211
1,192		Kelly Services, Inc (Class A)	20
781		Kforce, Inc	59
1,392		Kimball International, Inc (Class B)	14
1,748		Korn/Ferry International	132
3,966		Leidos Holdings, Inc	353
1,722		Manpower, Inc	168
924		Mantech International Corp (Class A)	67
1,217		Matthews International Corp (Class A)	45
757	*	Mistras Group, Inc	6
640	*	Montrose Environmental Group, Inc	45
877		MSA Safety, Inc	132
10,957		Nielsen NV	225
563		NL Industries, Inc	4
5,559		Pitney Bowes, Inc	37
6,267		Republic Services, Inc	874
1,107		Resources Connection, Inc	20
3,044		Robert Half International, Inc	339
6,990		Rollins, Inc	239
1,897	*	RR Donnelley & Sons Co	21
1,831		Science Applications International Corp	153
672	*	SP Plus Corp	19
3,128		Steelcase, Inc (Class A)	37
2,380	*	Stericycle, Inc	142
1,694		Tetra Tech, Inc	288
5,855		TransUnion	694
839	*	TriNet Group, Inc	80
1,226	*	TrueBlue, Inc	34
503		Unifirst Corp	106
3,454	*	Upwork, Inc	118
844	*	US Ecology, Inc	27
4,636		Verisk Analytics, Inc	1,060
679	*	Viad Corp	29
340		VSE Corp	21
12,388		Waste Management, Inc	2,068
279	*	Willdan Group, Inc	10

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,044

CONSUMER DURABLES & APPAREL - 1.4%
821		Acushnet Holdings Corp	44
559	*	American Outdoor Brands, Inc	11
1,837	*	AMMO, Inc	10
1,140	*	Beazer Homes USA, Inc	26
2,321		Brunswick Corp	234
3,303	*	Callaway Golf Co	91
4,325	*	Capri Holdings Ltd	281
1,418		Carter’s, Inc	144
700	*,e	Casper Sleep, Inc	5
237	*	Cavco Industries, Inc	75
707		Century Communities, Inc	58
729		Clarus Corp	20
905		Columbia Sportswear Co	88
1,856	*	Crocs, Inc	238
767	*	Deckers Outdoor Corp	281
10,107		DR Horton, Inc	1,096
458		Escalade, Inc	7
958		Ethan Allen Interiors, Inc	25
1,713	*	Fossil Group, Inc	18
4,285		Garmin Ltd	583
8,097	*,e	Genius Brands International, Inc	8
1,295	*	G-III Apparel Group Ltd	36
4,066	*	GoPro, Inc	42
992	*	Green Brick Partners, Inc	30
364		Hamilton Beach Brands Holding Co	5
10,312		Hanesbrands, Inc	172
3,755		Hasbro, Inc	382
617	*	Hayward Holdings, Inc	16
763	*	Helen of Troy Ltd	187
438		Hooker Furniture Corp	10
148	*	Hovnanian Enterprises, Inc	19
608		Installed Building Products, Inc	85
883	*	iRobot Corp	58

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

232		Johnson Outdoors, Inc	$22
2,318		KB Home	104
1,320		Kontoor Brands, Inc	68
412	*	Latham Group, Inc	10
1,619		La-Z-Boy, Inc	59
4,140		Leggett & Platt, Inc	170
8,442		Lennar Corp (Class A)	981
349		Lennar Corp (Class B)	33
624	*	LGI Homes, Inc	96
362		Lifetime Brands, Inc	6
336	*	Lovesac Co	22
3,364	*	Lululemon Athletica, Inc	1,317
604	*	M/I Homes, Inc	38
688	*	Malibu Boats, Inc	47
441		Marine Products Corp	5
673	*	MasterCraft Boat Holdings, Inc	19
10,286	*	Mattel, Inc	222
1,166		MDC Holdings, Inc	65
729	*	Meritage Homes Corp	89
1,740	*	Mohawk Industries, Inc	317
638		Movado Group, Inc	27
909	*	Nautilus, Inc	6
11,340		Newell Brands Inc	248
36,252		Nike, Inc (Class B)	6,042
99	*	NVR, Inc	585
569		Oxford Industries, Inc	58
7,509	*	Peloton Interactive, Inc	269
533	*,e	PLBY Group, Inc	14
1,625		Polaris Inc	179
7,361		Pulte Homes, Inc	421
1,386	*	Purple Innovation, Inc	18
2,213		PVH Corp	236
1,511		Ralph Lauren Corp	180
110		Rocky Brands, Inc	4
4,193	*	Skechers U.S.A., Inc (Class A)	182
1,768	*	Skyline Champion Corp	140
1,649		Smith & Wesson Brands, Inc	29
3,687	*	Sonos, Inc	110
2,695		Steven Madden Ltd	125
311		Sturm Ruger & Co, Inc	21
295		Superior Uniform Group, Inc	6
8,612		Tapestry, Inc	350
3,418	*	Taylor Morrison Home Corp	119
5,607		Tempur Sealy International, Inc	264
2,789		Toll Brothers, Inc	202
1,066	*	TopBuild Corp	294
2,090	*	TRI Pointe Homes, Inc	58
1,520	*	Tupperware Brands Corp	23
5,744	*	Under Armour, Inc (Class A)	122
5,391	*	Under Armour, Inc (Class C)	97
700	*	Unifi, Inc	16
428	*	Universal Electronics, Inc	17
1,001	*	Vera Bradley, Inc	9
9,697		VF Corp	710
1,707	*	Vista Outdoor, Inc	79
576	*	VOXX International Corp (Class A)	6
1,740	*,e	Vuzix Corp	15
1,858		Whirlpool Corp	436
2,662		Wolverine World Wide, Inc	77
2,480	*	YETI Holdings, Inc	205

		TOTAL CONSUMER DURABLES & APPAREL	20,074

CONSUMER SERVICES - 2.2%
1,998	*	2U, Inc	40
1,229	*	Accel Entertainment, Inc	16
1,615	*	Adtalem Global Education, Inc	48
675	*	American Public Education, Inc	15
7,080		ARAMARK Holdings Corp	261
925	*	Bally’s Corp	35
39	*	Biglari Holdings, Inc (B Shares)	6
817	*	BJ’s Restaurants, Inc	28
2,832	*	Bloomin’ Brands, Inc	59
476	*	Bluegreen Vacations Holding Corp	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,193	*	Booking Holdings, Inc	$2,862
2,347	*	Boyd Gaming Corp	154
1,917	*	Bright Horizons Family Solutions	241
1,545	*	Brinker International, Inc	57
5,983	*	Caesars Entertainment, Inc	560
25,476	*,e	Carnival Corp	513
591		Carriage Services, Inc	38
1,345		Carrols Restaurant Group, Inc	4
761	*	Century Casinos, Inc	9
1,085	*	Cheesecake Factory	42
4,170	*	Chegg, Inc	128
806	*	Chipotle Mexican Grill, Inc (Class A)	1,409
891		Choice Hotels International, Inc	139
1,130		Churchill Downs, Inc	272
751	*	Chuy’s Holdings, Inc	23
1,405	*	Coursera, Inc	34
711		Cracker Barrel Old Country Store, Inc	91
3,871		Darden Restaurants, Inc	583
1,228	*	Dave & Buster’s Entertainment, Inc	47
1,227		Del Taco Restaurants, Inc	15
2,177	*	Denny’s Corp	35
458		Dine Brands Global Inc.	35
1,040		Domino’s Pizza, Inc	587
9,129	*	DraftKings, Inc	251
2,372	*	Drive Shack, Inc	3
809	*	El Pollo Loco Holdings, Inc	12
258	*	Esports Technologies, Inc	5
2,472	*	Everi Holdings, Inc	53
4,217	*	Expedia Group, Inc	762
1,005	*	Fiesta Restaurant Group, Inc	11
2,305	*	frontdoor, Inc	84
870	*	Full House Resorts, Inc	11
1,144	*	GAN Ltd	11
412	*	Golden Entertainment, Inc	21
800	*	Golden Nugget Online Gaming, Inc	8
115		Graham Holdings Co	72
1,248	*	Grand Canyon Education, Inc	107
5,101		H&R Block, Inc	120
1,453	*,e	Hall of Fame Resort & Entertainment Co	2
2,683	*	Hilton Grand Vacations, Inc	140
8,220	*	Hilton Worldwide Holdings, Inc	1,282
4,089	*	Houghton Mifflin Harcourt Co	66
1,223	*	Hyatt Hotels Corp	117
2,584		International Game Technology plc	75
713		Jack in the Box, Inc	62
10,145	*	Las Vegas Sands Corp	382
3,222		Laureate Education, Inc	39
532	*	Life Time Group Holdings, Inc	9
608	*	Lindblad Expeditions Holdings, Inc	10
8,014	*	Marriott International, Inc (Class A)	1,324
1,302		Marriott Vacations Worldwide Corp	220
21,820		McDonald’s Corp	5,849
11,721		MGM Resorts International	526
1,527	*	Mister Car Wash, Inc	28
388	*	Monarch Casino & Resort, Inc	29
133		Nathan’s Famous, Inc	8
149	*	NEOGAMES S.A.	4
400	*	Noodles & Co	4
10,617	*	Norwegian Cruise Line Holdings Ltd	220
465	*	ONE Group Hospitality, Inc	6
1,416	*	OneSpaWorld Holdings Ltd	14
1,035		Papa John’s International, Inc	138
4,478	*	Penn National Gaming, Inc	232
2,656	*	Perdoceo Education Corp	31
2,622	*	Planet Fitness, Inc	238
322	*	PlayAGS, Inc	2
417	*	Portillo’s, Inc	16
728	*	PowerSchool Holdings, Inc	12
330		RCI Hospitality Holdings, Inc	26
500	*	Red Robin Gourmet Burgers, Inc	8
1,923		Red Rock Resorts, Inc	106
6,549	*	Royal Caribbean Cruises Ltd	504
1,353	*	Rush Street Interactive, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,174	*	Ruth’s Hospitality Group Inc	$23
2,866	*	Scientific Games Corp (Class A)	192
1,710	*	SeaWorld Entertainment, Inc	111
4,385		Service Corp International	311
1,083	*	Shake Shack, Inc	78
2,486	*	Six Flags Entertainment Corp	106
34,524		Starbucks Corp	4,038
673		Strategic Education, Inc	39
1,321	*	Stride, Inc	44
3,982	*	Terminix Global Holdings, Inc	180
2,226		Texas Roadhouse, Inc (Class A)	199
2,639		Travel & Leisure Co	146
1,170		Vail Resorts, Inc	384
2,671	*	Vivint Smart Home, Inc	26
5,847		Wendy’s	139
930		Wingstop, Inc	161
1,421	*	WW International Inc	23
2,646		Wyndham Hotels & Resorts, Inc	237
3,269	*	Wynn Resorts Ltd	278
12,355		Yum China Holdings, Inc	616
8,717		Yum! Brands, Inc	1,210

		TOTAL CONSUMER SERVICES	30,226

DIVERSIFIED FINANCIALS - 5.0%
1,316		Affiliated Managers Group, Inc	216
13,354		AGNC Investment Corp	201
315		Alerus Financial Corp	9
10,775		Ally Financial, Inc	513
203		A-Mark Precious Metals, Inc	12
18,580		American Express Co	3,040
3,264		Ameriprise Financial, Inc	985
36,798		Annaly Capital Management, Inc	288
4,140		Apollo Commercial Real Estate Finance, Inc	54
6,699		Apollo Global Management, Inc	485
3,143		Arbor Realty Trust, Inc	58
1,014		Ares Commercial Real Estate Corp	15
3,903		Ares Management Corp	317
2,063	e	ARMOUR Residential REIT, Inc	20
1,731		Artisan Partners Asset Management, Inc	82
427	*	Assetmark Financial Holdings, Inc	11
269		Associated Capital Group, Inc	12
494		B. Riley Financial, Inc	44
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	21
22,734		Bank of New York Mellon Corp	1,320
54,000	*	Berkshire Hathaway, Inc (Class B)	16,146
8,951		BGC Partners, Inc (Class A)	42
4,193		BlackRock, Inc	3,839
19,977		Blackstone Group, Inc	2,585
4,265		Blackstone Mortgage Trust, Inc	131
1,604	*	Blucora, Inc	28
1,604		Brightsphere Investment Group, Inc	41
3,033		BrightSpire Capital, Inc	31
3,848		Broadmark Realty Capital, Inc	36
2,523	*	Cannae Holdings, Inc	89
12,502		Capital One Financial Corp	1,814
4,356		Carlyle Group, Inc	239
3,322		CBOE Global Markets, Inc	433
44,122		Charles Schwab Corp	3,711
5,843		Chimera Investment Corp	88
10,426		CME Group, Inc	2,382
853		Cohen & Steers, Inc	79
906		Cowen Group, Inc	33
268	*	Credit Acceptance Corp	184
334		Curo Group Holdings Corp	5
118		Diamond Hill Investment Group, Inc	23
8,686		Discover Financial Services	1,004
1,075	*	Donnelley Financial Solutions, Inc	51
620	e	Dynex Capital, Inc	10
630		Ellington Financial Inc	11
978	*	Encore Capital Group, Inc	61
1,226	*	Enova International, Inc	50
11,268		Equitable Holdings, Inc	369
1,311		Evercore Inc	178

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,988	*	Ezcorp, Inc (Class A)	$15
1,075		Factset Research Systems, Inc	522
3,119		Federated Investors, Inc (Class B)	117
1,370		FirstCash Holdings, Inc	102
1,366	*	Focus Financial Partners, Inc	82
1,210		Franklin BSP Realty Trust, Inc	18
8,239		Franklin Resources, Inc	276
181		GAMCO Investors, Inc (Class A)	4
559		GCM Grosvenor, Inc	6
9,667		Goldman Sachs Group, Inc	3,698
1,667		Granite Point Mortgage Trust, Inc	19
430		Great Ajax Corp	6
1,775	*	Green Dot Corp	64
679		Greenhill & Co, Inc	12
904		Hamilton Lane, Inc	94
2,171		Hannon Armstrong Sustainable Infrastructure Capital, Inc	115
1,371		Houlihan Lokey, Inc	142
2,227		Interactive Brokers Group, Inc (Class A)	177
16,250		Intercontinental Exchange Group, Inc	2,222
10,471		Invesco Ltd	241
6,463		Invesco Mortgage Capital, Inc	18
4,780		Janus Henderson Group plc	200
6,446		Jefferies Financial Group, Inc	250
16,544		KKR & Co, Inc	1,232
419		KKR Real Estate Finance Trust, Inc	9
2,645		Ladder Capital Corp	32
3,360		Lazard Ltd (Class A)	147
2,865	*	LendingClub Corp	69
334	*	LendingTree, Inc	41
2,318		LPL Financial Holdings, Inc	371
1,069		MarketAxess Holdings, Inc	440
418		Marlin Business Services Corp	10
9,394		MFA Financial Inc	43
1,603		Moelis & Co	100
4,730		Moody’s Corp	1,847
39,584		Morgan Stanley	3,886
671		Morningstar, Inc	229
2,361		MSCI, Inc (Class A)	1,447
3,301		Nasdaq Inc	693
3,611		Navient Corp	77
637		Nelnet, Inc (Class A)	62
12,681		New Residential Investment Corp	136
6,676		New York Mortgage Trust, Inc	25
6,037		Northern Trust Corp	722
2,456		OneMain Holdings, Inc	123
3,011	*	Open Lending Corp	68
563	*	Oportun Financial Corp	11
448		Oppenheimer Holdings, Inc	21
1,276	e	Orchid Island Capital, Inc	6
2,603		PennyMac Mortgage Investment Trust	45
553		Piper Jaffray Cos	99
727		PJT Partners, Inc	54
1,565	*	PRA Group, Inc	79
2,124	*	PROG Holdings, Inc	96
527		Pzena Investment Management, Inc (Class A)	5
5,202		Raymond James Financial, Inc	522
1,249		Ready Capital Corp	19
2,761		Redwood Trust, Inc	36
383		Regional Management Corp	22
7,011		S&P Global, Inc	3,309
1,337		Santander Consumer USA Holdings, Inc	56
551		Sculptor Capital Management, Inc	12
3,251		SEI Investments Co	198
10,253		SLM Corp	202
7,073		Starwood Property Trust, Inc	172
10,415		State Street Corp	969
968		StepStone Group, Inc	40
2,962		Stifel Financial Corp	209
601	*	StoneX Group, Inc	37
16,298		Synchrony Financial	756
6,632		T Rowe Price Group, Inc	1,304
1,884		TPG RE Finance Trust, Inc	23
2,955		Tradeweb Markets, Inc	296

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,413		Two Harbors Investment Corp	$49
1,321	*	Upstart Holdings, Inc	200
2,593		Virtu Financial, Inc	75
255		Virtus Investment Partners, Inc	76
3,327		Voya Financial, Inc	221
4,611		WisdomTree Investments, Inc	28
160	*	World Acceptance Corp	39

		TOTAL DIVERSIFIED FINANCIALS	70,891

ENERGY - 2.7%
684	*	Aemetis, Inc	8
1,963	*	Alto Ingredients, Inc	9
9,807		Antero Midstream Corp	95
8,501	*	Antero Resources Corp	149
9,623		APA Corp	259
101		Arch Resources, Inc	9
3,123		Archrock, Inc	23
562	*	Aspen Aerogels, Inc	28
21,748		Baker Hughes Co	523
1,669		Berry Petroleum Co LLC	14
1,265		Bonanza Creek Energy, Inc	62
938		Brigham Minerals, Inc	20
510	*	Bristow Group, Inc	16
22,755		Cabot Oil & Gas Corp	432
1,403		Cactus, Inc	53
2,498		California Resources Corp	107
1,322	*,e	Callon Petroleum Co	62
5,384	*	Centennial Resource Development, Inc	32
230	*	Centrus Energy Corp	11
5,977	*	ChampionX Corp	121
7,197		Cheniere Energy, Inc	730
2,953		Chesapeake Energy Corp	191
56,754		Chevron Corp	6,660
4,074	*	Clean Energy Fuels Corp	25
6,453	*	CNX Resources Corp	89
2,351	*	Comstock Resources Inc	19
39,056		ConocoPhillips	2,819
1,096	*	CONSOL Energy, Inc	25
2,158		Continental Resources, Inc	97
681	*,e	Crescent Energy, Inc	9
612		CVR Energy, Inc	10
1,947	*	Delek US Holdings, Inc	29
1,483	*	Denbury, Inc	114
19,890		Devon Energy Corp	876
3,794		DHT Holdings, Inc	20
5,395		Diamondback Energy, Inc	582
535	*	DMC Global, Inc	21
1,083		Dorian LPG Ltd	14
1,195	*	Dril-Quip, Inc	24
2,913		DT Midstream, Inc	140
384	*	Earthstone Energy, Inc	4
4,018	*,e	Energy Fuels, Inc	31
17,302		EOG Resources, Inc	1,537
8,585	*	EQT Corp	187
11,874		Equitrans Midstream Corp	123
124,486		Exxon Mobil Corp	7,617
756	*	Frank’s International NV	11
3,756	*,e	Frontline Ltd	27
244	*	FTS International, Inc	6
5,829	*,e	Gevo, Inc	25
3,300	*	Golar LNG Ltd	41
1,490	*	Green Plains Inc	52
26,698		Halliburton Co	611
5,378	*	Helix Energy Solutions Group, Inc	17
3,077		Helmerich & Payne, Inc	73
8,569		Hess Corp	634
3,290		HollyFrontier Corp	108
1,167		International Seaways, Inc	17
59,023		Kinder Morgan, Inc	936
9,313	*	Kosmos Energy Ltd	32
367	*	Laredo Petroleum, Inc	22
2,341	*	Liberty Oilfield Services, Inc	23
3,546		Magnolia Oil & Gas Corp	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

21,322		Marathon Oil Corp	$350
18,206		Marathon Petroleum Corp	1,165
3,253		Matador Resources Co	120
3,745		Murphy Oil Corp	98
238	*	Nabors Industries Ltd	19
639	*	National Energy Services Reunited Corp	6
740	e	New Fortress Energy, Inc	18
3,366	*	Newpark Resources, Inc	10
4,954	*	NexTier Oilfield Solutions, Inc	18
3,925		Nordic American Tankers Ltd	7
1,332		Northern Oil and Gas, Inc	27
12,582		NOV, Inc	170
553		Oasis Petroleum, Inc	70
25,310		Occidental Petroleum Corp	734
2,352	*	Oceaneering International, Inc	27
2,073	*	Oil States International, Inc	10
13,246		ONEOK, Inc	778
7,741		Ovintiv, Inc	261
1,291	*	Par Pacific Holdings, Inc	21
5,355		Patterson-UTI Energy, Inc	45
2,663	*	PBF Energy, Inc	35
2,885		PDC Energy, Inc	141
2,049	*	Peabody Energy Corp	21
544	*	Penn Virginia Corp	15
13,333		Phillips 66	966
6,414		Pioneer Natural Resources Co	1,167
2,609	*	ProPetro Holding Corp	21
7,142	*	Range Resources Corp	127
1,305	*	Renewable Energy Group, Inc	55
234	*	Rex American Resources Corp	22
257		Riley Exploration Permian, Inc	5
2,256	*	RPC, Inc	10
41,824		Schlumberger Ltd	1,253
1,622		Scorpio Tankers, Inc	21
1,587	*	Select Energy Services, Inc	10
2,365		SFL Corp Ltd	19
3,447		SM Energy Co	102
369		Solaris Oilfield Infrastructure, Inc	2
28,436	*	Southwestern Energy Co	132
1,067	*	Talos Energy, Inc	10
6,803		Targa Resources Investments, Inc	355
560	*,e	Teekay Tankers Ltd	6
9,587	*	Tellurian, Inc	30
3,440	*	Tetra Technologies, Inc	10
175		Texas Pacific Land Corp	219
878	*	Tidewater, Inc	9
5,127	*	Uranium Energy Corp	17
3,976	*	Ur-Energy, Inc	5
2,427	*	US Silica Holdings, Inc	23
12,441		Valero Energy Corp	934
3,587	*	W&T Offshore, Inc	12
1,095	*	Whiting Petroleum Corp	71
35,419		Williams Cos, Inc	922
1,789		World Fuel Services Corp	47

		TOTAL ENERGY	37,476

FOOD & STAPLES RETAILING - 1.3%
4,646		Albertsons Cos, Inc	140
1,108		Andersons, Inc	43
4,231	*	BJ’s Wholesale Club Holdings, Inc	283
1,175		Casey’s General Stores, Inc	232
776	*	Chefs’ Warehouse Holdings, Inc	26
12,916		Costco Wholesale Corp	7,332
2,474	*	Grocery Outlet Holding Corp	70
555		Ingles Markets, Inc (Class A)	48
22,449		Kroger Co	1,016
345		Natural Grocers by Vitamin C	5
4,713	*	Performance Food Group Co	216
820		Pricesmart, Inc	60
1,730	*	Rite Aid Corp	26
957		SpartanNash Co	25
3,683	*	Sprouts Farmers Market, Inc	109
14,740		SYSCO Corp	1,158

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,636	*	United Natural Foods, Inc	$80
6,745	*	US Foods Holding Corp	235
292		Village Super Market (Class A)	7
21,358		Walgreens Boots Alliance, Inc	1,114
42,002		Walmart, Inc	6,077
313		Weis Markets, Inc	21

		TOTAL FOOD & STAPLES RETAILING	18,323

FOOD, BEVERAGE & TOBACCO - 2.7%
4,487	*,e	22nd Century Group, Inc	14
55,195		Altria Group, Inc	2,616
1,201	*,e	AppHarvest, Inc	5
16,242		Archer-Daniels-Midland Co	1,098
2,065		B&G Foods, Inc (Class A)	63
1,699	*,e	Beyond Meat, Inc	111
285	*	Boston Beer Co, Inc (Class A)	144
1,291		Brown-Forman Corp (Class A)	87
5,268		Brown-Forman Corp (Class B)	384
4,179		Bunge Ltd	390
583		Calavo Growers, Inc	25
1,263		Cal-Maine Foods, Inc	47
5,433		Campbell Soup Co	236
1,529	*	Celsius Holdings, Inc	114
113,622		Coca-Cola Co	6,728
126		Coca-Cola Consolidated Inc	78
14,460		ConAgra Brands, Inc	494
4,735		Constellation Brands, Inc (Class A)	1,188
4,729	*	Darling International, Inc	328
258	*	Duckhorn Portfolio, Inc	6
5,653		Flowers Foods, Inc	155
1,151		Fresh Del Monte Produce, Inc	32
1,239	*	Freshpet, Inc	118
17,950		General Mills, Inc	1,209
2,641	*	Hain Celestial Group, Inc	112
4,263		Hershey Co	825
7,844		Hormel Foods Corp	383
3,112	*	Hostess Brands, Inc	63
1,875		Ingredion, Inc	181
530		J&J Snack Foods Corp	84
3,297		J.M. Smucker Co	448
368		John B. Sanfilippo & Son, Inc	33
7,478		Kellogg Co	482
20,480		Keurig Dr Pepper, Inc	755
20,047		Kraft Heinz Co	720
4,431		Lamb Weston Holdings, Inc	281
411		Lancaster Colony Corp	68
1,056	*	Landec Corp	12
443		Limoneira Co	7
7,291		McCormick & Co, Inc	704
476		MGP Ingredients, Inc	40
684	*	Mission Produce, Inc	11
5,596		Molson Coors Brewing Co (Class B)	259
40,658		Mondelez International, Inc	2,696
10,526	*	Monster Beverage Corp	1,011
794		National Beverage Corp	36
3,685	*	NewAge, Inc	4
40,468		PepsiCo, Inc	7,030
45,881		Philip Morris International, Inc	4,359
1,486	*	Pilgrim’s Pride Corp	42
1,888	*	Post Holdings, Inc	213
4,873		Primo Water Corp	86
642		Sanderson Farms, Inc	123
8		Seaboard Corp	31
226	*	Seneca Foods Corp	11
2,221	*	Simply Good Foods Co	92
1,227	*,e	Tattooed Chef, Inc	19
354		Tootsie Roll Industries, Inc	13
1,691	*	TreeHouse Foods, Inc	68
310		Turning Point Brands, Inc	12
8,209		Tyson Foods, Inc (Class A)	715
627		Universal Corp	34
1,426		Utz Brands, Inc	23
4,010		Vector Group Ltd	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

689	*	Vital Farms, Inc	$12
451	*	Whole Earth Brands, Inc	5

		TOTAL FOOD, BEVERAGE & TOBACCO	37,819

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
3,431	*	1Life Healthcare, Inc	60
50,994		Abbott Laboratories	7,177
1,342	*	Abiomed, Inc	482
2,786	*	Acadia Healthcare Co, Inc	169
987	*	Accelerate Diagnostics, Inc	5
1,487	*	Accolade, Inc	39
3,073	*	Accuray, Inc	15
385	*,e	Acutus Medical, Inc	1
2,296	*	AdaptHealth Corp	56
409	*	Addus HomeCare Corp	38
462	*	Agiliti, Inc	11
4,497	*	agilon health, Inc	121
2,321	*	Align Technology, Inc	1,525
2,083	*	Alignment Healthcare, Inc	29
4,504	*	Allscripts Healthcare Solutions, Inc	83
2,458	*	Alphatec Holdings Inc	28
956	*	Amedisys, Inc	155
5,730	*	American Well Corp	35
4,561		AmerisourceBergen Corp	606
1,306	*	AMN Healthcare Services, Inc	160
1,310	*	Angiodynamics, Inc	36
7,220		Anthem, Inc	3,347
1,046	*,e	Apollo Medical Holdings, Inc	77
218	*	Apria, Inc	7
1,701	*	Apyx Medical Corp	22
7,064	*,e	Asensus Surgical, Inc	8
2,590	*	Aspira Women’s Health, Inc	5
1,229	*	AtriCure, Inc	85
40		Atrion Corp	28
1,650	*	Avanos Medical, Inc	57
920	*	Aveanna Healthcare Holdings, Inc	7
1,009	*	AxoGen, Inc	9
1,185	*	Axonics Modulation Technologies, Inc	66
15,076		Baxter International, Inc	1,294
8,336		Becton Dickinson & Co	2,096
681	*	BioLife Solutions Inc	25
262	*	Bioventus, Inc	4
42,146	*	Boston Scientific Corp	1,790
6,211	*	Brookdale Senior Living, Inc	32
4,980	*,e	Butterfly Network, Inc	33
7,800		Cardinal Health, Inc	402
1,207	*	Cardiovascular Systems, Inc	23
627	*	Castle Biosciences, Inc	27
2,942	*	Castlight Health, Inc	5
17,342	*	Centene Corp	1,429
8,700		Cerner Corp	808
2,427	*	Certara, Inc	69
4,212	*	Cerus Corp	29
7,587	*	Change Healthcare, Inc	162
436		Chemed Corp	231
9,659		Cigna Corp	2,218
511	*	ClearPoint Neuro, Inc	6
3,702	*	Community Health Systems, Inc	49
481	*	Computer Programs & Systems, Inc	14
930		Conmed Corp	132
1,412		Cooper Cos, Inc	592
137	*	Corvel Corp	28
3,149	*	Covetrus, Inc	63
1,273	*	Cross Country Healthcare, Inc	35
1,250	*	CryoLife, Inc	25
1,192	*	CryoPort, Inc	71
593	*	Cutera, Inc	25
38,597		CVS Health Corp	3,982
1,039	*	CytoSorbents Corp	4
400	*,e	DarioHealth Corp	5
2,064	*	DaVita, Inc	235
6,149		Dentsply Sirona, Inc	343
2,808	*	DexCom, Inc	1,508

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,067	*	Edwards Lifesciences Corp	$2,341
3,069		Encompass Health Corp	200
1,488		Ensign Group, Inc	125
4,763	*	Envista Holdings Corp	215
2,165	*	Evolent Health, Inc	60
2,721	*	Figs, Inc	75
526	*,e	Forian, Inc	5
604	*,e	Fulgent Genetics, Inc	61
1,276	*	Glaukos Corp	57
2,038	*	Globus Medical, Inc	147
2,679	*	Guardant Health, Inc	268
1,656	*	Haemonetics Corp	88
1,155	*	Hanger Inc	21
7,240		HCA Healthcare, Inc	1,860
1,262	*	Health Catalyst, Inc	50
2,384	*	HealthEquity, Inc	105
1,071	*	HealthStream, Inc	28
4,404	*	Henry Schein, Inc	341
236	*	Heska Corp	43
7,219	*	Hologic, Inc	553
3,831		Humana, Inc	1,777
551	*	iCAD, Inc	4
588	*	ICU Medical, Inc	140
2,505	*	IDEXX Laboratories, Inc	1,649
996	*	Inari Medical, Inc	91
359	*	InfuSystem Holdings, Inc	6
316	*	Innovage Holding Corp	2
672	*	Inogen, Inc	23
841	*	Inspire Medical Systems, Inc	193
1,892	*	Insulet Corp	503
935	*	Integer Holding Corp	80
2,413	*	Integra LifeSciences Holdings Corp	162
1,040	*	Intersect ENT, Inc	28
10,370	*	Intuitive Surgical, Inc	3,726
1,260	*	Invacare Corp	3
878	*	iRhythm Technologies, Inc	103
390	*	Joint Corp	26
2,760	*	Laboratory Corp of America Holdings	867
1,734	*	Lantheus Holdings, Inc	50
562		LeMaitre Vascular, Inc	28
970	*	LHC Group, Inc	133
421	*	LifeStance Health Group, Inc	4
1,549	*	LivaNova plc	135
304	*	Magellan Health Services, Inc	29
1,396	*	Masimo Corp	409
4,615		McKesson Corp	1,147
1,877	*	MEDNAX, Inc	51
39,420		Medtronic plc	4,078
1,637	*	Meridian Bioscience, Inc	33
1,636	*	Merit Medical Systems, Inc	102
126		Mesa Laboratories, Inc	41
426	*	ModivCare, Inc	63
1,641	*	Molina Healthcare, Inc	522
7,614	*,e	Multiplan Corp	34
212		National Healthcare Corp	14
357		National Research Corp	15
1,257	*	Natus Medical, Inc	30
2,862	*	Neogen Corp	130
720	*	Neuronetics, Inc	3
1,074	*	Nevro Corp	87
1,960	*	NextGen Healthcare, Inc	35
3,057	*	Novocure Ltd	230
1,132	*	NuVasive, Inc	59
3,059	*	Oak Street Health, Inc	101
1,384	*	Omnicell, Inc	250
3,741	*	Ontrak, Inc	24
578	*	OptimizeRx Corp	36
3,932	*	Option Care Health, Inc	112
2,181	*	OraSure Technologies, Inc	19
2,612	*	Ortho Clinical Diagnostics Holdings plc	56
679	*	Orthofix Medical Inc	21
357	*	OrthoPediatrics Corp	21
1,325	*	Outset Medical, Inc	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,217		Owens & Minor, Inc	$96
1,971		Patterson Cos, Inc	58
8,965	*	PAVmed, Inc	22
942	*	Pennant Group, Inc	22
949	*	Penumbra, Inc	273
619	*,e	PetIQ, Inc	14
1,246	*	Phreesia, Inc	52
2,811		Premier, Inc	116
468	*	Privia Health Group, Inc	12
1,851	*	Progyny, Inc	93
711	*,e	Pulmonx Corp	23
438	*,e	Pulse Biosciences, Inc	6
3,464		Quest Diagnostics, Inc	599
1,171	*	Quidel Corp	158
1,933	*	Quotient Ltd	5
3,887	*	R1 RCM, Inc	99
1,510	*	RadNet, Inc	45
4,241		Resmed, Inc	1,105
1,342	*	Schrodinger, Inc	47
640	*	SeaSpine Holdings Corp	9
3,129		Select Medical Holdings Corp	92
12,510	*,e	Senseonics Holdings, Inc	33
996	*	Shockwave Medical Inc	178
815	*	SI-BONE, Inc	18
1,584	*	Sientra, Inc	6
1,449	*,e	Signify Health, Inc	21
987	*	Silk Road Medical Inc	42
414	e	Simulations Plus, Inc	20
1,009	*,e	SOC Telemed, Inc	1
1,339	*	Staar Surgical Co	122
1,333	*	Stereotaxis, Inc	8
2,632		STERIS plc	641
10,265		Stryker Corp	2,745
927	*	Surgery Partners, Inc	50
516	*	SurModics, Inc	25
641	*	Tabula Rasa HealthCare, Inc	10
468	*	Tactile Systems Technology, Inc	9
1,948	*	Tandem Diabetes Care, Inc	293
4,399	*	Teladoc, Inc	404
1,398		Teleflex, Inc	459
3,172	*	Tenet Healthcare Corp	259
1,218	*	Tivity Health, Inc	32
604	*	Transmedics Group, Inc	12
175	*	Treace Medical Concepts, Inc	3
996	*	Triple-S Management Corp (Class B)	36
27,593		UnitedHealth Group, Inc	13,856
2,170		Universal Health Services, Inc (Class B)	281
468		US Physical Therapy, Inc	45
149		Utah Medical Products, Inc	15
627	*	Vapotherm, Inc	13
1,492	*	Varex Imaging Corp	47
4,037	*	Veeva Systems, Inc	1,031
1,066	*	Viemed Healthcare, Inc	6
3,908	*	ViewRay, Inc	22
1,082	*	Vocera Communications, Inc	70
6,355		Zimmer Biomet Holdings, Inc	807
953	*,e	Zynex Inc	10

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	81,108

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
1,785	*,e	Beauty Health Co	43
1,245	*,e	BellRing Brands, Inc	36
400	*	Central Garden & Pet Co	21
1,366	*	Central Garden and Pet Co (Class A)	65
6,904		Church & Dwight Co, Inc	708
3,573		Clorox Co	623
24,250		Colgate-Palmolive Co	2,070
9,161	*	Coty, Inc	96
1,561		Edgewell Personal Care Co	71
1,085	*	elf Beauty, Inc	36
2,086		Energizer Holdings, Inc	84
6,646		Estee Lauder Cos (Class A)	2,460
2,976	*	Herbalife Nutrition Ltd	122

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,022	*,e	Honest Co, Inc	$16
735		Inter Parfums, Inc	79
9,971		Kimberly-Clark Corp	1,425
366		Medifast, Inc	77
537		Nature’s Sunshine Products, Inc	10
1,594		Nu Skin Enterprises, Inc (Class A)	81
255		Oil-Dri Corp of America	8
820	*	Olaplex Holdings, Inc	24
71,256		Procter & Gamble Co	11,656
480	*	Revlon, Inc (Class A)	5
1,260		Reynolds Consumer Products, Inc	40
1,309		Spectrum Brands Holdings, Inc	133
426	*	USANA Health Sciences, Inc	43
1,597	*	Veru, Inc	9
443		WD-40 Co	108

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,149

INSURANCE - 2.0%
19,765		Aflac, Inc	1,154
421	*	Alleghany Corp	281
8,482		Allstate Corp	998
1,747	*	AMBAC Financial Group, Inc	28
2,546		American Equity Investment Life Holding Co	99
1,850		American Financial Group, Inc	254
24,548		American International Group, Inc	1,396
80		American National Group, Inc	15
751		Amerisafe, Inc	40
6,477		Aon plc	1,947
11,535	*	Arch Capital Group Ltd	513
1,084		Argo Group International Holdings Ltd	63
5,903		Arthur J. Gallagher & Co	1,002
1,802		Assurant, Inc	281
2,339		Assured Guaranty Ltd	117
3,443	*	Athene Holding Ltd	287
2,014		Axis Capital Holdings Ltd	110
2,527	*	Brighthouse Financial, Inc	131
6,379		Brown & Brown, Inc	448
1,025	*	BRP Group, Inc	37
12,696		Chubb Ltd	2,454
4,580		Cincinnati Financial Corp	522
2,162	*	Citizens, Inc (Class A)	12
758		CNA Financial Corp	33
2,368		Conseco, Inc	56
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	19
1,061		Employers Holdings, Inc	44
294	*	Enstar Group Ltd	73
689		Erie Indemnity Co (Class A)	133
1,169		Everest Re Group Ltd	320
8,198		Fidelity National Financial Inc	428
2,961		First American Financial Corp	232
14,243	*	Genworth Financial, Inc (Class A)	58
2,729		Globe Life, Inc	256
1,121	*	GoHealth, Inc	4
512		Goosehead Insurance, Inc	67
621	*	Greenlight Capital Re Ltd (Class A)	5
1,148		Hanover Insurance Group, Inc	150
10,392		Hartford Financial Services Group, Inc	718
290		HCI Group, Inc	24
1,074		Heritage Insurance Holdings, Inc	6
1,591		Horace Mann Educators Corp	62
345		Independence Holding Co	20
62		Investors Title Co	12
646		James River Group Holdings Ltd	19
1,556		Kemper Corp	92
651		Kinsale Capital Group, Inc	155
1,146	*,e	Lemonade, Inc	48
5,511		Lincoln National Corp	376
6,093		Loews Corp	352
388	*	Markel Corp	479
14,820		Marsh & McLennan Cos, Inc	2,576
2,049	*	MBIA, Inc	32
754		Mercury General Corp	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

21,461		Metlife, Inc	$1,341
648	*	MetroMile, Inc	1
92		National Western Life Group, Inc	20
394	*	NI Holdings, Inc	7
7,499		Old Republic International Corp	184
682	*	Palomar Holdings, Inc	44
1,239		Primerica, Inc	190
8,201		Principal Financial Group	593
1,956		ProAssurance Corp	50
17,277		Progressive Corp	1,774
11,656		Prudential Financial, Inc	1,262
2,140		Reinsurance Group of America, Inc (Class A)	234
1,484		RenaissanceRe Holdings Ltd	251
1,226		RLI Corp	137
192		Safety Insurance Group, Inc	16
1,895		Selective Insurance Group, Inc	155
4,001	*	Selectquote, Inc	36
2,745	*	SiriusPoint Ltd	22
630		State Auto Financial Corp	33
815		Stewart Information Services Corp	65
1,255		Tiptree Inc	17
7,238		Travelers Cos, Inc	1,132
1,119	*	Trupanion, Inc	148
844		United Fire Group Inc	20
739		United Insurance Holdings Corp	3
1,340		Universal Insurance Holdings, Inc	23
4,932		Unum Group	121
3,799		W.R. Berkley Corp	313
105		White Mountains Insurance Group Ltd	106
3,672		Willis Towers Watson plc	872

		TOTAL INSURANCE	28,254

MATERIALS - 2.4%
889		AdvanSix, Inc	42
6,407		Air Products & Chemicals, Inc	1,949
3,412		Albemarle Corp	798
5,455		Alcoa Corp	325
4,202	*	Allegheny Technologies, Inc	67
44,173		Amcor plc	531
1,143		American Vanguard Corp	19
4,987	*,e	Amyris, Inc	27
1,717		Aptargroup, Inc	210
3,221	*	Arconic Corp	106
716		Ardagh Group S.A.	16
1,771		Ashland Global Holdings, Inc	191
2,337		Avery Dennison Corp	506
2,934		Avient Corp	164
5,815	*	Axalta Coating Systems Ltd	193
794		Balchem Corp	134
9,645		Ball Corp	929
3,811	*	Berry Global Group, Inc	281
1,693		Cabot Corp	95
1,812		Carpenter Technology Corp	53
3,246		Celanese Corp (Series A)	546
1,952	*	Century Aluminum Co	32
5,918		CF Industries Holdings, Inc	419
284		Chase Corp	28
4,024		Chemours Co	135
623	*	Clearwater Paper Corp	23
13,430	*	Cleveland-Cliffs, Inc	292
6,825	*	Coeur Mining, Inc	34
2,958		Commercial Metals Co	107
1,021		Compass Minerals International, Inc	52
3,240	*	Constellium SE	58
21,448		Corteva, Inc	1,014
3,733		Crown Holdings, Inc	413
1,980	*,e	Danimer Scientific, Inc	17
297	*	Diversey Holdings Ltd	4
22,281		Dow, Inc	1,264
15,603		DuPont de Nemours, Inc	1,260
983		Eagle Materials, Inc	164
4,180		Eastman Chemical Co	505
7,208		Ecolab, Inc	1,691

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,085		Element Solutions, Inc	$148
2,253	*	Ferro Corp	49
2,943	*,†	Ferroglobe plc	0
3,799		FMC Corp	418
657	*	Forterra, Inc	16
43,374		Freeport-McMoRan, Inc (Class B)	1,810
954		FutureFuel Corp	7
916	*	Gatos Silver, Inc	10
1,276	*	GCP Applied Technologies, Inc	40
1,827		Glatfelter Corp	31
7,879		Graphic Packaging Holding Co	154
985		Greif, Inc (Class A)	60
203		Greif, Inc (Class B)	12
1,761		H.B. Fuller Co	143
754		Hawkins, Inc	30
501		Haynes International, Inc	20
16,414		Hecla Mining Co	86
6,401		Huntsman Corp	223
1,288	*	Ingevity Corp	92
872		Innospec, Inc	79
7,312		International Flavors & Fragrances, Inc	1,102
11,720		International Paper Co	551
362	*	Intrepid Potash, Inc	16
443		Kaiser Aluminum Corp	42
850	*	Koppers Holdings, Inc	27
929	*	Kraton Corp	43
893		Kronos Worldwide, Inc	13
4,227	*	Livent Corp	103
2,584		Louisiana-Pacific Corp	202
7,809		LyondellBasell Industries NV	720
1,916		Martin Marietta Materials, Inc	844
679		Materion Corp	62
838		Minerals Technologies, Inc	61
10,359		Mosaic Co	407
2,135	*,e	MP Materials Corp	97
871		Myers Industries, Inc	17
642		Neenah Inc	30
80		NewMarket Corp	27
23,671		Newmont Goldcorp Corp	1,468
8,146	*	Novagold Resources Inc	56
8,520		Nucor Corp	973
5,026	*	O-I Glass, Inc	60
4,186		Olin Corp	241
395		Olympic Steel, Inc	9
2,087	*	Orion Engineered Carbons SA	38
2,908		Packaging Corp of America	396
728		Pactiv Evergreen, Inc	9
659	*	Perpetua Resources Corp	3
6,931		PPG Industries, Inc	1,195
890		PQ Group Holdings, Inc	9
673	*,e	PureCycle Technologies, Inc	6
452		Quaker Chemical Corp	104
821	*	Ranpak Holdings Corp	31
1,744	*	Rayonier Advanced Materials, Inc	10
1,624		Reliance Steel & Aluminum Co	263
1,819		Royal Gold, Inc	191
3,925		RPM International, Inc	396
592		Ryerson Holding Corp	15
941		Schnitzer Steel Industries, Inc (Class A)	49
766		Schweitzer-Mauduit International, Inc	23
1,142		Scotts Miracle-Gro Co (Class A)	184
4,592		Sealed Air Corp	310
1,015		Sensient Technologies Corp	102
7,154		Sherwin-Williams Co	2,519
2,434		Silgan Holdings, Inc	104
3,066		Sonoco Products Co	178
2,484		Southern Copper Corp	153
5,557		Steel Dynamics, Inc	345
479		Stepan Co	60
3,397	*	Summit Materials, Inc	136
2,524		SunCoke Energy, Inc	17
1,065	*	Sylvamo Corp	30
1,535	*	TimkenSteel Corp	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,164		Tredegar Corp	$14
1,789		Trimas Corp	66
1,292		Trinseo plc	68
3,174		Tronox Holdings plc	76
226	*	UFP Technologies, Inc	16
66		United States Lime & Minerals, Inc	9
7,852		United States Steel Corp	187
4,362		Valvoline, Inc	163
1,233		Verso Corp	33
4,078		Vulcan Materials Co	847
1,235		Warrior Met Coal, Inc	32
1,167		Westlake Chemical Corp	113
8,064		WestRock Co	358
858		Worthington Industries, Inc	47
333	*	Zymergen, Inc	2

		TOTAL MATERIALS	34,225

MEDIA & ENTERTAINMENT - 8.1%
22,826		Activision Blizzard, Inc	1,519
1,783	*	Advantage Solutions, Inc	14
8,815	*	Alphabet, Inc (Class A)	25,537
8,225	*	Alphabet, Inc (Class C)	23,800
6,143	*	Altice USA, Inc	99
15,113	*,e	AMC Entertainment Holdings, Inc	411
921	*	AMC Networks, Inc	32
353	*	Boston Omaha Corp	10
163		Cable One, Inc	287
941	*	Cardlytics, Inc	62
2,709	*	Cargurus, Inc	91
2,223	*	Cars.com, Inc	36
3,724	*	Charter Communications, Inc	2,428
296	*	Chicken Soup For The Soul Entertainment, Inc	4
3,434	*	Cinemark Holdings, Inc	55
10,518	*	Clear Channel	35
133,588		Comcast Corp (Class A)	6,724
1,824	*	comScore, Inc	6
690	*	CuriosityStream, Inc	4
46	*	Daily Journal Corp	16
4,788	*	Discovery, Inc (Class A)	113
9,197	*	Discovery, Inc (Class C)	211
6,813	*	DISH Network Corp (Class A)	221
8,437		Electronic Arts, Inc	1,113
568	*	Emerald Holding, Inc	2
4,712	*	Entercom Communications Corp	12
2,637		Entravision Communications Corp (Class A)	18
2,165	*	Eventbrite Inc	38
452	*	EverQuote Inc	7
1,941	*	EW Scripps Co (Class A)	38
2,575	*	Fluent, Inc	5
9,927		Fox Corp (Class A)	366
4,763		Fox Corp (Class B)	163
3,947	*,e	fuboTV, Inc	61
4,050	*	Gannett Co, Inc	22
2,680		Gray Television, Inc	54
408	*	Hemisphere Media Group, Inc	3
2,290	*	IAC	299
3,188	*	iHeartMedia, Inc	67
1,677	*	Imax Corp	30
11,025		Interpublic Group of Cos, Inc	413
1,411		John Wiley & Sons, Inc (Class A)	81
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	40
661	*	Liberty Broadband Corp (Class A)	106
4,119	*	Liberty Broadband Corp (Class C)	664
300	*	Liberty Media Group (Class A)	18
5,944	*	Liberty Media Group (Class C)	376
2,524	*	Liberty SiriusXM Group (Class A)	128
4,971	*	Liberty SiriusXM Group (Class C)	253
3,006	*	Liberty TripAdvisor Holdings, Inc	7
2,000	*	Lions Gate Entertainment Corp (Class A)	33
3,835	*	Lions Gate Entertainment Corp (Class B)	59
4,097	*	Live Nation, Inc	490

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,013	*	LiveOne, Inc	$1
584	*	Loyalty Ventures, Inc	18
627	*	Madison Square Garden Co	109
832	*	Madison Square Garden Entertainment Corp	59
3,683	*	Magnite, Inc	64
736	*,e	Marcus Corp	13
8,083	*	Match Group, Inc	1,069
584	*	MediaAlpha, Inc	9
69,474	*	Meta Platforms, Inc	23,368
2,714		National CineMedia, Inc	8
12,657	*	Netflix, Inc	7,625
4,377		New York Times Co (Class A)	211
11,739		News Corp (Class A)	262
3,112		News Corp (Class B)	70
1,183		Nexstar Media Group Inc	179
6,563		Omnicom Group, Inc	481
16,442	*	Pinterest, Inc	598
2,676	*	Playtika Holding Corp	46
1,192	*	QuinStreet, Inc	22
3,467	*	Roku, Inc	791
1,096		Scholastic Corp	44
1,688		Sinclair Broadcast Group, Inc (Class A)	45
28,000	e	Sirius XM Holdings, Inc	178
8,841	*,e	Skillz, Inc	66
4,001	*	Spotify Technology S.A.	936
1,585	*	Stagwell, Inc	14
3,231	*	Take-Two Interactive Software, Inc	574
708	*	TechTarget, Inc	68
6,883		TEGNA, Inc	128
2,932	*	TripAdvisor, Inc	80
2,406	*	TrueCar, Inc	8
23,098	*	Twitter, Inc	998
244		ViacomCBS, Inc (Class A)	8
17,510		ViacomCBS, Inc (Class B)	528
3,939	*	Vimeo, Inc	71
53,204	*	Walt Disney Co	8,241
1,263	*	WideOpenWest, Inc	27
1,422	e	World Wrestling Entertainment, Inc (Class A)	70
2,109	*	Yelp, Inc	76
1,245	*	Ziff Davis Inc	138
28,917	*	Zynga, Inc	185

		TOTAL MEDIA & ENTERTAINMENT	114,179

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
2,501	*	10X Genomics, Inc	373
702	*	2seventy bio, Inc	18
524	*	4D Molecular Therapeutics, Inc	11
6,325	*	9 Meters Biopharma, Inc	6
51,910		AbbVie, Inc	7,029
3,739	*	Acadia Pharmaceuticals, Inc	87
1,289	*	Aclaris Therapeutics, Inc	19
488	*	Adagio Therapeutics, Inc	4
3,224	*	Adaptive Biotechnologies Corp	90
546	*,e	Adicet Bio, Inc	10
2,388	*	Adverum Biotechnologies, Inc	4
1,277	*	Aeglea BioTherapeutics, Inc	6
1,175	*	Aerie Pharmaceuticals, Inc	8
3,354	*	Affimed NV	19
5,844	*	Agenus, Inc	19
9,009		Agilent Technologies, Inc	1,438
1,876	*	Agios Pharmaceuticals, Inc	62
3,952	*	Akebia Therapeutics, Inc	9
718	*	Akero Therapeutics, Inc	15
708	*	Akouos, Inc	6
332	*	Albireo Pharma, Inc	8
2,198	*,†	Alder Biopharmaceuticals Inc	2
1,373	*,e	Aldeyra Therapeutics, Inc	5
1,504	*	Alector, Inc	31
535	*	Aligos Therapeutics, Inc	6
3,835	*	Alkermes plc	89
1,018	*	Allakos, Inc	10
1,951	*	Allogene Therapeutics, Inc	29
845	*	Allovir, Inc	11
3,604	*	Alnylam Pharmaceuticals, Inc	611

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

971	*	Altimmune, Inc	$9
515	*	ALX Oncology Holdings, Inc	11
16,838		Amgen, Inc	3,788
8,241	*	Amicus Therapeutics, Inc	95
2,888	*	Amneal Pharmaceuticals, Inc	14
1,331	*	Amphastar Pharmaceuticals, Inc	31
5,455	*	Ampio Pharmaceuticals, Inc	3
679	*	AnaptysBio, Inc	24
1,840	*	Anavex Life Sciences Corp	32
685	*	Angion Biomedica Corp	2
292	*	ANI Pharmaceuticals, Inc	13
566	*	Anika Therapeutics, Inc	20
897	*	Annexon, Inc	10
5,621	*	Antares Pharma, Inc	20
1,954	*	Apellis Pharmaceuticals, Inc	92
728	*	Applied Molecular Transport, Inc	10
2,701	*	Applied Therapeutics, Inc	24
1,429	*	AquaBounty Technologies, Inc	3
2,291	*	Arbutus Biopharma Corp	9
625	*	Arcturus Therapeutics Holdings, Inc	23
1,321	*	Arcus Biosciences, Inc	53
782	*	Arcutis Biotherapeutics, Inc	16
2,302	*	Ardelyx, Inc	3
1,827	*	Arena Pharmaceuticals, Inc	170
3,104	*	Arrowhead Pharmaceuticals Inc	206
1,292	*	Arvinas, Inc	106
2,394	*	Atara Biotherapeutics, Inc	38
1,878	*	Atea Pharmaceuticals, Inc	17
2,321	*	Athenex, Inc	3
11,419	*,e	Athersys, Inc	10
866	*	Athira Pharma, Inc	11
3,540	*	Atossa Therapeutics, Inc	6
684	*,e	Atreca, Inc	2
2,050	*	Avalo Therapeutics, Inc	3
17,155	*	Avantor, Inc	723
1,798	*	Avid Bioservices, Inc	52
875	*	Avidity Biosciences, Inc	21
611	*	Avita Medical, Inc	7
645	*	Avrobio, Inc	2
854	*,e	Axsome Therapeutics, Inc	32
1,401	*	Beam Therapeutics, Inc	112
1,405	*	Berkeley Lights, Inc	26
611	*,e	Beyondspring Inc	3
340	*	BioAtla, Inc	7
5,428	*	BioCryst Pharmaceuticals, Inc	75
2,860	*	BioDelivery Sciences International, Inc	9
4,311	*	Biogen, Inc	1,034
1,538	*	Biohaven Pharmaceutical Holding Co Ltd	212
5,654	*	BioMarin Pharmaceutical, Inc	500
8,439	*,e	Bionano Genomics, Inc	25
660	*	Bio-Rad Laboratories, Inc (Class A)	499
1,113		Bio-Techne Corp	576
343	*	Bioxcel Therapeutics Inc	7
377	*	Black Diamond Therapeutics, Inc	2
2,108	*	Bluebird Bio, Inc	21
1,758	*	Blueprint Medicines Corp	188
362	*,e	Bolt Biotherapeutics, Inc	2
3,248	*	Bridgebio Pharma, Inc	54
65,282		Bristol-Myers Squibb Co	4,070
4,859	*,e	Brooklyn ImmunoTherapeutics, Inc	20
3,225		Bruker BioSciences Corp	271
970	*	C4 Therapeutics, Inc	31
1,052	*	Cara Therapeutics, Inc	13
1,067	*	Cardiff Oncology, Inc	6
1,462	*	CareDx, Inc	66
393	*	Caribou Biosciences, Inc	6
1,147	*,e	Cassava Sciences, Inc	50
4,893	*	Catalent, Inc	626
3,681	*	Catalyst Pharmaceuticals, Inc	25
222	*	Celcuity, Inc	3
1,296	*	Celldex Therapeutics, Inc	50
1,391	*,e	CEL-SCI Corp	10
298	*	Century Therapeutics, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

939	*	Cerevel Therapeutics Holdings, Inc	$30
1,443	*	Charles River Laboratories International, Inc	544
1,390	*	ChemoCentryx, Inc	51
1,747	*	Chimerix, Inc	11
887	*	Chinook Therapeutics, Inc	14
1,198	*	ChromaDex Corp	4
3,254	*,e	Citius Pharmaceuticals, Inc	5
587	*,e	Clene, Inc	2
10,251	*,e	Clovis Oncology, Inc	28
1,647	*	Codexis, Inc	52
453	*	Codiak Biosciences, Inc	5
1,061	*	Cogent Biosciences, Inc	9
2,173	*	Coherus Biosciences, Inc	35
877	*	Collegium Pharmaceutical, Inc	16
3,236	*	Corcept Therapeutics, Inc	64
1,298	*	CorMedix Inc	6
590	*,e	Cortexyme Inc	7
938	*	Crinetics Pharmaceuticals, Inc	27
669	*	Cue Biopharma, Inc	8
660	*,e	Cullinan Oncology, Inc	10
1,574	*,e	CureVac NV	54
2,513	*	Curis, Inc	12
2,162	*	Cymabay Therapeutics, Inc	7
243	*	Cytek Biosciences, Inc	4
2,182	*	Cytokinetics, Inc	99
1,148	*	CytomX Therapeutics, Inc	5
18,638		Danaher Corp	6,132
1,209	*	Deciphera Pharmaceuticals, Inc	12
2,697	*	Denali Therapeutics, Inc	120
702	*,e	DermTech, Inc	11
313	*	Design Therapeutics, Inc	7
6,351	*	Durect Corp	6
3,515	*,e	Dynavax Technologies Corp	49
858	*	Dyne Therapeutics, Inc	10
323	*	Eagle Pharmaceuticals, Inc	16
262	*	Edgewise Therapeutics, Inc	4
2,042	*	Editas Medicine, Inc	54
933	*	Eiger BioPharmaceuticals, Inc	5
13,180	*	Elanco Animal Health, Inc	374
24,927		Eli Lilly & Co	6,885
1,340	*	Emergent Biosolutions, Inc	58
648	*	Enanta Pharmaceuticals, Inc	48
2,725	*	Epizyme, Inc	7
462	*	Erasca, Inc	7
876	*,e	Esperion Thereapeutics, Inc	4
887	*,e	Evelo Biosciences, Inc	5
702	*	Evolus, Inc	5
5,124	*	Exact Sciences Corp	399
9,779	*	Exelixis, Inc	179
602	*	EyePoint Pharmaceuticals, Inc	7
2,380	*	Fate Therapeutics, Inc	139
2,752	*	FibroGen, Inc	39
2,426	*	Fluidigm Corp	10
505	*,e	Foghorn Therapeutics, Inc	12
937	*	Forma Therapeutics Holdings, Inc	13
331	*,e	Forte Biosciences, Inc	1
1,841	*	Fortress Biotech, Inc	5
893	*	Frequency Therapeutics, Inc	5
597	*	Fulcrum Therapeutics, Inc	11
1,187	*,e	G1 Therapeutics, Inc	12
564	*,e	Gemini Therapeutics, Inc	2
1,233	*	Generation Bio Co	9
6,445	*,e	Geron Corp	8
37,345		Gilead Sciences, Inc	2,712
1,912	*	Global Blood Therapeutics, Inc	56
1,575	*	Gossamer Bio, Inc	18
310	*	Graphite Bio, Inc	4
1,019	*	Gritstone Oncology, Inc	13
701	*	GT Biopharma, Inc	2
4,274	*	Halozyme Therapeutics, Inc	172
588	*	Harmony Biosciences Holdings, Inc	25
507	*	Harpoon Therapeutics, Inc	4
783	*	Harvard Bioscience, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,785	*,e	Heron Therapeutics, Inc	$25
542	*	Homology Medicines, Inc	2
6,476	*	Horizon Therapeutics Plc	698
6,132	*,e	Humanigen, Inc	23
6,449	*,e	iBio, Inc	4
278	*	Icosavax, Inc	6
950	*	Ideaya Biosciences, Inc	22
229	*	IGM Biosciences, Inc	7
794	*	Ikena Oncology, Inc	10
4,235	*	Illumina, Inc	1,611
435	*	Immunic, Inc	4
1,987	*	ImmunityBio, Inc	12
5,543	*	Immunogen, Inc	41
1,107	*	Immunovant, Inc	9
5,716	*	Incyte Corp	420
2,454	*	Infinity Pharmaceuticals, Inc	6
813	*	Inhibrx, Inc	36
2,407	*	Innoviva, Inc	42
357	*	Inotiv, Inc	15
6,194	*,e	Inovio Pharmaceuticals, Inc	31
368	*	Inozyme Pharma, Inc	3
3,278	*	Insmed, Inc	89
400	*,e	Instil Bio, Inc	7
1,988	*	Intellia Therapeutics, Inc	235
836	*,e	Intercept Pharmaceuticals, Inc	14
2,067	*	Intra-Cellular Therapies, Inc	108
5,991	*	Invitae Corp	91
4,403	*	Ionis Pharmaceuticals, Inc	134
4,447	*	Iovance Biotherapeutics, Inc	85
5,643	*	IQVIA Holdings, Inc	1,592
5,284	*	Ironwood Pharmaceuticals, Inc	62
572	*	iTeos Therapeutics, Inc	27
2,922	*	IVERIC bio, Inc	49
258	*,e	Janux Therapeutics, Inc	5
1,671	*	Jazz Pharmaceuticals plc	213
77,209		Johnson & Johnson	13,208
724	*	Jounce Therapeutics, Inc	6
1,318	*,e	Kala Pharmaceuticals, Inc	2
487	*	KalVista Pharmaceuticals Inc	6
646	*	Karuna Therapeutics, Inc	85
5,335	*	Karyopharm Therapeutics, Inc	34
844	*,e	KemPharm, Inc	7
400	*	Keros Therapeutics, Inc	23
1,311	*	Kezar Life Sciences, Inc	22
706	*	Kiniksa Pharmaceuticals Ltd	8
383	*,e	Kinnate Biopharma, Inc	7
988	*	Kodiak Sciences, Inc	84
1,128	*,e	Kronos Bio, Inc	15
486	*	Krystal Biotech Inc	34
1,654	*	Kura Oncology, Inc	23
969	*	Kymera Therapeutics, Inc	62
1,763	*	Lexicon Pharmaceuticals, Inc	7
484	*	Ligand Pharmaceuticals, Inc (Class B)	75
3,301	*,e	Lineage Cell Therapeutics, Inc	8
1,721	*	MacroGenics, Inc	28
275	*	Madrigal Pharmaceuticals, Inc	23
683	*	Magenta Therapeutics, Inc	3
7,710	*,e	MannKind Corp	34
3,088	*	Maravai LifeSciences Holdings, Inc	129
1,010	*,e	Marinus Pharmaceuticals, Inc	12
2,546	*	MaxCyte, Inc	26
805	*	Medpace Holdings, Inc	175
3,862	*	MEI Pharma, Inc	10
548	*	MeiraGTx Holdings plc	13
74,429		Merck & Co, Inc	5,704
1,994	*	Mersana Therapeutics, Inc	12
673	*	Mettler-Toledo International, Inc	1,142
3,231	*	MiMedx Group, Inc	20
9,611	*	Mind Medicine MindMed, Inc	13
1,197	*	Mirati Therapeutics, Inc	176
9,933	*	Moderna, Inc	2,523
1,274	*	Molecular Templates, Inc	5
213	*	Monte Rosa Therapeutics, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

597	*	Morphic Holding, Inc	$28
2,916	*	Mustang Bio, Inc	5
2,502	*	Myriad Genetics, Inc	69
1,328	*	NanoString Technologies, Inc	56
2,327	*	Natera, Inc	217
5,467	*	Nektar Therapeutics	74
3,250	*	NeoGenomics, Inc	111
1,362	*	Neoleukin Therapeutics, Inc	7
2,942	*	Neurocrine Biosciences, Inc	251
464	*	NexImmune, Inc	2
761	*	NGM Biopharmaceuticals Inc	13
496	*	Nkarta, Inc	8
2,168	*,e	Novavax, Inc	310
935	*	Nurix Therapeutics, Inc	27
214	*	Nuvalent, Inc	4
4,458	*,e	Nuvation Bio, Inc	38
5,511	*,e	Ocugen, Inc	25
2,221	*	Ocular Therapeutix, Inc	15
649	*	Olema Pharmaceuticals, Inc	6
1,629	*,e	Omeros Corp	10
2,507	*	Oncocyte Corp	5
551	*,e	Oncorus, Inc	3
1,312	*	Oncternal Therapeutics, Inc	3
13,300	*,e	Opko Health, Inc	64
752	*	Oramed Pharmaceuticals, Inc	11
1,103	*	Organogenesis Holdings Inc	10
6,806		Organon & Co	207
672	*	ORIC Pharmaceuticals, Inc	10
2,475	*,e	Outlook Therapeutics, Inc	3
268	*,e	Oyster Point Pharma, Inc	5
5,816	*	Pacific Biosciences of California, Inc	119
1,521	*	Pacira BioSciences Inc	92
934	*,e	Paratek Pharmaceuticals, Inc	4
1,084	*	Passage Bio, Inc	7
3,578		PerkinElmer, Inc	719
4,241		Perrigo Co plc	165
1,024	*	Personalis, Inc	15
163,832		Pfizer, Inc	9,674
575	*	Phathom Pharmaceuticals, Inc	11
720		Phibro Animal Health Corp	15
722	*,e	Pliant Therapeutics, Inc	10
754	*	PMV Pharmaceuticals, Inc	17
972	*	Poseida Therapeutics, Inc	7
684	*	Praxis Precision Medicines, Inc	13
2,435	*	Precigen, Inc	9
1,170	*	Precision BioSciences Inc	9
251	*,e	Prelude Therapeutics, Inc	3
1,758	*	Prestige Consumer Healthcare, Inc.	107
2,427	*,†	Progenics Pharmaceuticals, Inc	0
280	*	Prometheus Biosciences, Inc	11
1,206	*	Protagonist Therapeutics, Inc	41
1,011	*	Prothena Corp plc	50
1,356	*,e	Provention Bio, Inc	8
2,011	*	PTC Therapeutics, Inc	80
1,119	*	Puma Biotechnology, Inc	3
6,175	*	QIAGEN NV	343
914	*	Quanterix Corp	39
1,455	*	Radius Health, Inc	10
524	*	RAPT Therapeutics, Inc	19
815	*	Reata Pharmaceuticals, Inc	21
3,244	*	Recursion Pharmaceuticals, Inc	56
2,975	*	Regeneron Pharmaceuticals, Inc	1,879
1,062	*	REGENXBIO, Inc	35
1,723	*	Relay Therapeutics, Inc	53
450	*	Relmada Therapeutics, Inc	10
1,652	*	Repligen Corp	438
699	*	Replimune Group, Inc	19
2,003	*	Revance Therapeutics, Inc	33
1,744	*	REVOLUTION Medicines, Inc	44
1,025	*	Rhythm Pharmaceuticals, Inc	10
4,657	*	Rigel Pharmaceuticals, Inc	12
1,412	*	Rocket Pharmaceuticals, Inc	31
9,910		Royalty Pharma plc	395

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,226	*	Rubius Therapeutics, Inc	$12
1,665	*	Sage Therapeutics, Inc	71
2,386	*	Sana Biotechnology, Inc	37
3,362	*	Sangamo Therapeutics Inc	25
2,419	*	Sarepta Therapeutics, Inc	218
826	*	Scholar Rock Holding Corp	21
3,999	*	Seagen, Inc	618
14,503	*	Seelos Therapeutics, Inc	24
1,126	*,e	Seer, Inc	26
3,235	*	Selecta Biosciences, Inc	11
2,061	*	Seres Therapeutics, Inc	17
4,951	*,e	Sesen Bio, Inc	4
769	*	Shattuck Labs, Inc	7
1,913	*	SIGA Technologies, Inc	14
373	*	Silverback Therapeutics, Inc	2
2,399	*	Solid Biosciences, Inc	4
8,083	*,e	Sorrento Therapeutics, Inc	38
2,030	*	Sotera Health Co	48
4,176	*	Spectrum Pharmaceuticals, Inc	5
853	*	Spero Therapeutics, Inc	14
843	*	SpringWorks Therapeutics, Inc	52
658	*	SQZ Biotechnologies Co	6
519	*	Stoke Therapeutics, Inc	12
1,648	*	Supernus Pharmaceuticals, Inc	48
956	*	Surface Oncology, Inc	5
1,211	*	Sutro Biopharma, Inc	18
1,544	*	Syndax Pharmaceuticals, Inc	34
3,059	*	Syneos Health, Inc	314
2,140	*	Syros Pharmaceuticals, Inc	7
197	*	Tarsus Pharmaceuticals, Inc	4
624	*,e	Taysha Gene Therapies, Inc	7
785	*	TCR2 Therapeutics Inc	4
285	*	Tenaya Therapeutics, Inc	5
3,788	*	TG Therapeutics, Inc	72
10,557	*,e	TherapeuticsMD, Inc	4
1,625	*	Theravance Biopharma, Inc	18
11,548		Thermo Fisher Scientific, Inc	7,705
9,877	*	Tonix Pharmaceuticals Holding Corp	4
1,469	*	Travere Therapeutics, Inc	46
4,741	*	Trevena, Inc	3
1,339	*	Turning Point Therapeutics Inc	64
1,447	*	Twist Bioscience Corp	112
1,912	*	Ultragenyx Pharmaceutical, Inc	161
1,359	*	United Therapeutics Corp	294
657	*,e	UroGen Pharma Ltd	6
1,691	*	Vanda Pharmaceuticals, Inc	27
3,587	*,e	Vaxart Inc	22
1,156	*	Vaxcyte, Inc	28
5,494	*	VBI Vaccines, Inc	13
1,983	*	Veracyte, Inc	82
4,988	*	Verastem, Inc	10
1,345	*	Vericel Corp	53
7,513	*	Vertex Pharmaceuticals, Inc	1,650
376	*,e	Verve Therapeutics, Inc	14
33,920		Viatris, Inc	459
1,592	*	Viking Therapeutics, Inc	7
390	*	Vincerx Pharma, Inc	4
1,798	*	Vir Biotechnology, Inc	75
1,063	*	Viracta Therapeutics, Inc	4
5,638	*	VistaGen Therapeutics, Inc	11
324	*	Vor BioPharma, Inc	4
1,772	*	Waters Corp	660
776	*	WaVe Life Sciences Ltd	2
748	*	Werewolf Therapeutics, Inc	9
2,186		West Pharmaceutical Services, Inc	1,025
533		XBiotech, Inc	6
1,460	*	Xencor, Inc	59
959	*	Y-mAbs Therapeutics, Inc	16
975	*	Zentalis Pharmaceuticals, Inc	82
6,592	*,e	ZIOPHARM Oncology, Inc	7
13,800		Zoetis, Inc	3,368
1,752	*	Zogenix, Inc	28

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	106,829

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 3.6%
1,964		Acadia Realty Trust	$43
1,537		Agree Realty Corp	110
1,433		Alexander & Baldwin, Inc	36
51		Alexander’s, Inc	13
4,340		Alexandria Real Estate Equities, Inc	968
1,425		American Assets Trust, Inc	53
3,732		American Campus Communities, Inc	214
3,752		American Finance Trust, Inc	34
8,855		American Homes 4 Rent	386
13,258		American Tower Corp	3,878
7,241		Americold Realty Trust	237
5,144		Apartment Income REIT Corp	281
5,144	*	Apartment Investment and Management Co	40
6,471		Apple Hospitality REIT, Inc	105
1,658		Armada Hoffler Properties, Inc	25
2,370	*,e	Ashford Hospitality Trust, Inc	23
4,095		AvalonBay Communities, Inc	1,034
4,931		Boston Properties, Inc	568
1,188	*	BraeMar Hotels & Resorts, Inc	6
3,704		Brandywine Realty Trust	50
7,811		Brixmor Property Group, Inc	198
3,715		Broadstone Net Lease, Inc	92
552		Brt Realty Trust	13
3,063		Camden Property Trust	547
2,763		CareTrust REIT, Inc	63
1,667		CatchMark Timber Trust, Inc	15
9,709	*	CBRE Group, Inc	1,054
460		Centerspace	51
1,449	*	Chatham Lodging Trust	20
1,087		City Office REIT, Inc	21
544		Clipper Realty, Inc	5
753		Community Healthcare Trust, Inc	36
1,085	*	CorePoint Lodging, Inc	17
2,602		Corporate Office Properties Trust	73
4,434		Cousins Properties, Inc	179
12,836		Crown Castle International Corp	2,679
196		CTO Realty Growth, Inc	12
5,793		CubeSmart	330
3,593	*	Cushman & Wakefield plc	80
3,732		CyrusOne, Inc	335
7,193	*	DiamondRock Hospitality Co	69
8,276		Digital Realty Trust, Inc	1,464
15,230	*	DigitalBridge Group, Inc	127
7,300		Diversified Healthcare Trust	23
2,005	*	Douglas Elliman, Inc	23
4,303		Douglas Emmett, Inc	144
11,536		Duke Realty Corp	757
2,230		Easterly Government Properties, Inc	51
1,286		EastGroup Properties, Inc	293
3,522		Empire State Realty Trust, Inc	31
2,015		EPR Properties	96
2,672		Equinix, Inc	2,260
1,927	*	Equity Commonwealth	50
5,139		Equity Lifestyle Properties, Inc	450
11,384		Equity Residential	1,030
3,224		Essential Properties Realty Trust, Inc	93
2,024		Essex Property Trust, Inc	713
1,858		eXp World Holdings Inc	63
3,972		Extra Space Storage, Inc	901
967		Farmland Partners, Inc	12
2,521		Federal Realty Investment Trust	344
3,737		First Industrial Realty Trust, Inc	247
400	*	Forestar Group, Inc	9
2,420		Four Corners Property Trust, Inc	71
4,124		Franklin Street Properties Corp	25
309	*	FRP Holdings, Inc	18
6,257		Gaming and Leisure Properties, Inc	304
3,108	e	Geo Group, Inc	24
1,064		Getty Realty Corp	34
881		Gladstone Commercial Corp	23
315		Gladstone Land Corp	11
1,479		Global Medical REIT, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,475		Global Net Lease, Inc	$38
3,243		Healthcare Realty Trust, Inc	103
6,289		Healthcare Trust of America, Inc	210
17,079		Healthpeak Properties Inc	616
1,493	*	Hersha Hospitality Trust	14
2,907		Highwoods Properties, Inc	130
21,709	*	Host Hotels and Resorts, Inc	378
1,318	*	Howard Hughes Corp	134
3,600		Hudson Pacific Properties	89
2,619		Independence Realty Trust, Inc	68
200		Indus Realty Trust, Inc	16
1,510		Industrial Logistics Properties Trust	38
671	e	Innovative Industrial Properties, Inc	176
17,416		Invitation Homes, Inc	790
8,118		Iron Mountain, Inc	425
1,536	e	iStar Inc	40
3,149		JBG SMITH Properties	90
1,433	*	Jones Lang LaSalle, Inc	386
2,547		Kennedy-Wilson Holdings, Inc	61
3,530		Kilroy Realty Corp	235
18,293		Kimco Realty Corp	451
6,010		Kite Realty Group Trust	131
2,341		Lamar Advertising Co	284
8,135		Lexington Realty Trust	127
2,202		Life Storage, Inc	337
570		LTC Properties, Inc	19
6,081		Macerich Co	105
1,695	*	Mack-Cali Realty Corp	31
569	*	Marcus & Millichap, Inc	29
16,244		Medical Properties Trust, Inc	384
3,416		Mid-America Apartment Communities, Inc	784
2,597		Monmouth Real Estate Investment Corp (Class A)	55
880		National Health Investors, Inc	51
4,984		National Retail Properties, Inc	240
1,913		National Storage Affiliates Trust	132
765		NETSTREIT Corp	18
4,328		Newmark Group, Inc	81
662		NexPoint Residential Trust, Inc	56
1,207		Office Properties Income Trust	30
7,357		Omega Healthcare Investors, Inc	218
574		One Liberty Properties, Inc	20
12,099	*	Opendoor Technologies, Inc	177
1,597	*	Orion Office REIT, Inc	30
4,782		Outfront Media, Inc	128
4,579		Paramount Group, Inc	38
7,470	*	Park Hotels & Resorts, Inc	141
4,334		Pebblebrook Hotel Trust	97
5,940		Physicians Realty Trust	112
3,343		Piedmont Office Realty Trust, Inc	61
628		Plymouth Industrial REIT, Inc	20
2,176		PotlatchDeltic Corp	131
2,737		Preferred Apartment Communities, Inc	49
21,743		Prologis, Inc	3,661
488		PS Business Parks, Inc	90
4,410		Public Storage, Inc	1,652
3,743		Rayonier, Inc	151
732		Re/Max Holdings, Inc	22
3,279	*	Realogy Holdings Corp	55
15,970		Realty Income Corp	1,143
3,100	*	Redfin Corp	119
5,446		Regency Centers Corp	410
4,204		Retail Opportunities Investment Corp	82
685		Retail Value, Inc	4
4,002		Rexford Industrial Realty, Inc	325
4,896		RLJ Lodging Trust	68
283		RMR Group, Inc	10
3,057		RPT Realty	41
1,575	*	Ryman Hospitality Properties	145
6,162		Sabra Healthcare REIT, Inc	83
468		Safehold, Inc	37
392		Saul Centers, Inc	21
3,217		SBA Communications Corp	1,251
990	*,e	Seritage Growth Properties	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,584		Service Properties Trust	$40
9,782		Simon Property Group, Inc	1,563
6,051		SITE Centers Corp	96
1,992		SL Green Realty Corp	143
3,189		Spirit Realty Capital, Inc	154
1,023		St. Joe Co	53
4,481		STAG Industrial, Inc	215
7,137		STORE Capital Corp	246
3,928	*	Summit Hotel Properties, Inc	38
3,082		Sun Communities, Inc	647
7,507	*	Sunstone Hotel Investors, Inc	88
2,916		Tanger Factory Outlet Centers, Inc	56
834	*	Tejon Ranch Co	16
1,821		Terreno Realty Corp	155
9,405		UDR, Inc	564
994		UMH Properties, Inc	27
5,296		Uniti Group, Inc	74
294		Universal Health Realty Income Trust	17
3,855		Urban Edge Properties	73
1,188		Urstadt Biddle Properties, Inc (Class A)	25
12,009		Ventas, Inc	614
17,708	e	VICI Properties, Inc	533
5,748		Vornado Realty Trust	241
2,363		Washington REIT	61
12,746		Welltower, Inc	1,093
21,670		Weyerhaeuser Co	892
1,293		Whitestone REIT	13
5,105		WP Carey, Inc	419
3,934	*	Xenia Hotels & Resorts, Inc	71
1,844	*	Zillow Group, Inc (Class A)	115
4,924	*	Zillow Group, Inc (Class C)	314

		TOTAL REAL ESTATE	50,353

RETAILING - 6.3%
966	*	1-800-FLOWERS.COM, Inc (Class A)	23
1,062		Aaron’s Co, Inc	26
1,704	*	Abercrombie & Fitch Co (Class A)	59
1,681	*	Academy Sports & Outdoors, Inc	74
1,905		Advance Auto Parts, Inc	457
12,730	*	Amazon.com, Inc	42,446
4,274	e	American Eagle Outfitters, Inc	108
221	*	America’s Car-Mart, Inc	23
2,460	*	Arko Corp	22
555	*	Asbury Automotive Group, Inc	96
1,425	*	Autonation, Inc	167
629	*	AutoZone, Inc	1,319
1,018	*	Barnes & Noble Education, Inc	7
7,018		Bath & Body Works, Inc	490
2,880	*,e	Bed Bath & Beyond, Inc	42
7,333		Best Buy Co, Inc	745
578	e	Big 5 Sporting Goods Corp	11
1,092		Big Lots, Inc	49
819	*	Boot Barn Holdings, Inc	101
524		Buckle, Inc	22
2,005	*	Burlington Stores, Inc	584
1,001		Caleres, Inc	23
1,212	e	Camping World Holdings, Inc	49
1,078	*,e	CarLotz, Inc	2
4,909	*	CarMax, Inc	639
1,412	*	CarParts.com, Inc	16
2,181	*	Carvana Co	506
966		Cato Corp (Class A)	17
3,531	*	Chico’s FAS, Inc	19
389	*	Children’s Place, Inc	31
293	*	Citi Trends, Inc	28
708	*	Conn’s, Inc	17
764	*	Container Store Group, Inc	8
1,606	*	Designer Brands, Inc	23
1,961	e	Dick’s Sporting Goods, Inc	225
165	e	Dillard’s, Inc (Class A)	40
7,055		Dollar General Corp	1,664
6,651	*	Dollar Tree, Inc	935
4,199	*	DoorDash, Inc	625

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

404	*	Duluth Holdings, Inc	$6
18,702		eBay, Inc	1,244
3,799	*	Etsy, Inc	832
1,723	*	Five Below, Inc	356
2,980	*	Floor & Decor Holdings, Inc	387
1,965		Foot Locker, Inc	86
748		Franchise Group, Inc	39
576	*	Funko, Inc	11
1,889	*,e	GameStop Corp (Class A)	280
5,772		Gap, Inc	102
365	*	Genesco, Inc	23
4,217		Genuine Parts Co	591
437		Group 1 Automotive, Inc	85
658	*	Groupon, Inc	15
1,619	*	GrowGeneration Corp	21
1,358		Guess?, Inc	32
715		Haverty Furniture Cos, Inc	22
547		Hibbett Sports, Inc	39
31,209		Home Depot, Inc	12,952
378	*,e	Kirkland’s, Inc	6
4,818		Kohl’s Corp	238
487	*	Lands’ End, Inc	10
3,129	*	Leslie’s, Inc	74
1,143	*	Liquidity Services, Inc	25
845		Lithia Motors, Inc (Class A)	251
7,712		LKQ Corp	463
20,432		Lowe’s Companies, Inc	5,281
1,099	*	Lumber Liquidators, Inc	19
9,238		Macy’s, Inc	242
530	*	MarineMax, Inc	31
556		Monro Muffler, Inc	32
660		Murphy USA, Inc	132
2,416	*	National Vision Holdings, Inc	116
3,550	*,e	Nordstrom, Inc	80
550	*	ODP Corp	22
1,867	*	Ollie’s Bargain Outlet Holdings, Inc	96
266		OneWater Marine, Inc	16
1,999	*	O’Reilly Automotive, Inc	1,412
1,209	*	Overstock.com, Inc	71
3,210	*	Party City Holdco, Inc	18
633		Penske Auto Group, Inc	68
1,980	*	Petco Health & Wellness Co, Inc	39
765	e	PetMed Express, Inc	19
1,111		Pool Corp	629
2,148	*	Porch Group, Inc	33
2,851	*	Quotient Technology, Inc	21
11,732		Qurate Retail Group, Inc QVC Group	89
2,401	*	RealReal, Inc	28
1,859		Rent-A-Center, Inc	89
1,063	*	Revolve Group, Inc	60
507	*	RH	272
10,330		Ross Stores, Inc	1,181
2,402	*	Sally Beauty Holdings, Inc	44
1,741	*,e	Shift Technologies, Inc	6
646		Shoe Carnival, Inc	25
719		Shutterstock, Inc	80
1,526		Signet Jewelers Ltd	133
760	*	Sleep Number Corp	58
479		Sonic Automotive, Inc (Class A)	24
1,434	*	Sportsman’s Warehouse Holdings, Inc	17
1,770	*	Stitch Fix Inc	33
14,385		Target Corp	3,329
432		Tilly’s, Inc	7
35,417		TJX Companies, Inc	2,689
3,398		Tractor Supply Co	811
311	*	TravelCenters of America, Inc	16
1,587	*	Ulta Beauty, Inc	654
1,483	*	Urban Outfitters, Inc	44
2,339	*	Victoria’s Secret & Co	130
3,453	*,e	Vroom, Inc	37
2,108	*,e	Wayfair, Inc	400
2,320		Williams-Sonoma, Inc	392
94		Winmark Corp	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

143	*	Xometry, Inc	$7
686	*	Zumiez, Inc	33

		TOTAL RETAILING	89,016

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
35,458	*	Advanced Micro Devices, Inc	5,102
1,144	*	Allegro MicroSystems, Inc	41
844	*	Alpha & Omega Semiconductor Ltd	51
1,114	*	Ambarella, Inc	226
3,306		Amkor Technology, Inc	82
15,751		Analog Devices, Inc	2,769
26,747		Applied Materials, Inc	4,209
534	*,e	Atomera, Inc	11
1,183	*	Axcelis Technologies, Inc	88
1,452	*	AXT, Inc	13
11,698		Broadcom, Inc	7,784
1,968		Brooks Automation, Inc	203
839	*	Ceva, Inc	36
1,810	*	Cirrus Logic, Inc	167
904		CMC Materials, Inc	173
1,495	*	Cohu, Inc	57
1,498	*	Diodes, Inc	164
3,799	*	Enphase Energy, Inc	695
3,887		Entegris, Inc	539
3,071	*	First Solar, Inc	268
2,731	*	Formfactor, Inc	125
1,289	*	GLOBALFOUNDRIES, Inc	84
660	*	Ichor Holdings Ltd	30
705	*	Impinj, Inc	63
118,487		Intel Corp	6,102
4,544		KLA Corp	1,954
2,261	*,e	Kopin Corp	9
1,679		Kulicke & Soffa Industries, Inc	102
4,137		Lam Research Corp	2,975
3,496	*	Lattice Semiconductor Corp	269
1,568	*	MACOM Technology Solutions Holdings, Inc	123
23,704		Marvell Technology, Inc	2,074
2,280	*	MaxLinear, Inc	172
6,233	*,e	Meta Materials, Inc	15
15,540		Microchip Technology, Inc	1,353
32,854		Micron Technology, Inc	3,060
1,516		MKS Instruments, Inc	264
1,283		Monolithic Power Systems, Inc	633
1,215	*	Nanometrics, Inc	123
1,216	*	NeoPhotonics Corp Ltd	19
192		NVE Corp	13
70,177		NVIDIA Corp	20,640
7,681		NXP Semiconductors NV	1,750
12,593	*	ON Semiconductor Corp	855
1,181	*	PDF Solutions, Inc	38
2,139	*	Photronics, Inc	40
2,006		Power Integrations, Inc	186
3,026	*	Qorvo, Inc	473
33,051		QUALCOMM, Inc	6,044
3,556	*	Rambus, Inc	105
2,180	*	Semtech Corp	194
1,285	*	Silicon Laboratories, Inc	265
363	*	SiTime Corp	106
4,788		Skyworks Solutions, Inc	743
252	*	SMART Global Holdings, Inc	18
2,299	*	SunPower Corp	48
1,111	*	Synaptics, Inc	322
4,834		Teradyne, Inc	790
27,071		Texas Instruments, Inc	5,102
1,266	*	Ultra Clean Holdings	73
1,348		Universal Display Corp	222
1,833	*	Veeco Instruments, Inc	52
3,545	*	Wolfspeed Inc	396
7,148		Xilinx, Inc	1,516

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	82,218

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 14.7%
3,462	*	8x8, Inc	$58
1,883		A10 Networks, Inc	31
18,598		Accenture plc	7,710
3,799	*	ACI Worldwide, Inc	132
14,007	*	Adobe, Inc	7,943
675	*	Agilysys, Inc	30
4,545	*	Akamai Technologies, Inc	532
1,443	*	Alarm.com Holdings, Inc	122
785	*	Alkami Technology, Inc	16
1,461		Alliance Data Systems Corp	97
1,317	*	Altair Engineering, Inc	102
1,733	*	Alteryx, Inc	105
3,812		Amdocs Ltd	285
1,091		American Software, Inc (Class A)	29
4,257	*	Anaplan, Inc	195
2,493	*	Ansys, Inc	1,000
538	*	Appfolio, Inc	65
1,178	*	Appian Corp	77
2,178	*	Asana, Inc	162
2,036	*	Aspen Technology, Inc	310
4,068	*	Atlassian Corp plc	1,551
6,367	*	Autodesk, Inc	1,790
12,486		Automatic Data Processing, Inc	3,079
2,529	*	Avalara, Inc	327
2,583	*	Avaya Holdings Corp	51
627	*	AvidXchange Holdings, Inc	9
1,139	*	Benefitfocus, Inc	12
4,002		Bentley Systems, Inc	193
1,347	*	BigCommerce Holdings, Inc	48
2,689	*	Bill.Com Holdings, Inc	670
4,272	*	Black Knight, Inc	354
1,603	*	Blackbaud, Inc	127
1,613	*	Blackline, Inc	167
11,613	*	Block, Inc	1,876
1,563	*	Bottomline Technologies, Inc	88
4,699	*	Box, Inc	123
1,247	*	Brightcove, Inc	13
3,315		Broadridge Financial Solutions, Inc	606
1,203	*	BTRS Holdings, Inc	9
1,740	*,e	C3.ai, Inc	54
8,057	*	Cadence Design Systems, Inc	1,501
1,535	*	Cantaloupe, Inc	14
576		Cass Information Systems, Inc	23
4,074		CDK Global, Inc	170
1,164	*	Cerence Inc	89
3,791	*	Ceridian HCM Holding, Inc	396
921	*	ChannelAdvisor Corp	23
3,724		Citrix Systems, Inc	352
2,700	*,e	Cleanspark, Inc	26
7,554	*	Cloudflare, Inc	993
15,448		Cognizant Technology Solutions Corp (Class A)	1,371
1,426	*	Commvault Systems, Inc	98
1,240		Concentrix Corp	221
5,536	*	Conduent, Inc	30
415	*	Consensus Cloud Solutions, Inc	24
236	*	Couchbase, Inc	6
2,169	*	Coupa Software, Inc	343
5,787	*	Crowdstrike Holdings, Inc	1,185
303	*	CS Disco, Inc	11
1,299		CSG Systems International, Inc	75
7,444	*	Datadog, Inc	1,326
659	*,e	Datto Holding Corp	17
574	*,e	Digimarc Corp	23
2,598	*	Digital Turbine, Inc	158
1,318	*	DigitalOcean Holdings, Inc	106
5,594	*	DocuSign, Inc	852
1,762		Dolby Laboratories, Inc (Class A)	168
816	*	Domo, Inc	40
1,439	*	DoubleVerify Holdings, Inc	48
8,905	*	Dropbox, Inc	219
2,214	*	Duck Creek Technologies, Inc	67
7,787	*	DXC Technology Co	251
5,589	*	Dynatrace, Inc	337

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,211	*,e	E2open Parent Holdings, Inc	$47
927		Ebix, Inc	28
648	*	eGain Corp	6
2,086	*	Elastic NV	257
553	*	Enfusion, Inc	12
1,657	*	Envestnet, Inc	131
1,576	*	EPAM Systems, Inc	1,053
1,608	*	Euronet Worldwide, Inc	192
1,144	*	Everbridge, Inc	77
2,107		EVERTEC, Inc	105
1,204	*	Evo Payments, Inc	31
1,084	*	ExlService Holdings, Inc	157
773	*	Fair Isaac Corp	335
3,179	*	Fastly, Inc	113
18,235		Fidelity National Information Services, Inc	1,990
6,880	*	FireEye, Inc	121
17,576	*	Fiserv, Inc	1,824
2,029	*	Five9, Inc	279
2,347	*	FleetCor Technologies, Inc	525
1,731	*	Flywire Corp	66
3,875	*	Fortinet, Inc	1,393
2,310	*	Gartner, Inc	772
5,012		Genpact Ltd	266
8,707		Global Payments, Inc	1,177
1,180	*	Globant S.A.	371
5,196	*	GoDaddy, Inc	441
500	*,e	GreenBox POS	2
1,865	*	GreenSky, Inc	21
1,087	*	Grid Dynamics Holdings, Inc	41
898	*	GTY Technology Holdings Inc	6
2,614	*	Guidewire Software, Inc	297
1,077		Hackett Group, Inc	22
1,283	*	HubSpot, Inc	846
351	*	I3 Verticals, Inc	8
845	*	Informatica, Inc	31
224	*	Intapp, Inc	6
385	*	Intelligent Systems Corp	15
1,057		InterDigital, Inc	76
26,203		International Business Machines Corp	3,502
677	*	International Money Express Inc	11
7,764		Intuit, Inc	4,994
2,268		Jack Henry & Associates, Inc	379
1,514	*,e	Jamf Holding Corp	58
1,486	*	JFrog Ltd	44
5,240	*	Kyndryl Holdings, Inc	95
3,363	*	Limelight Networks, Inc	12
2,024	*	Liveperson, Inc	72
1,949	*	LiveRamp Holdings, Inc	93
1,818	*	Manhattan Associates, Inc	283
2,859	*,e	Marathon Digital Holdings, Inc	94
25,680		Mastercard, Inc (Class A)	9,227
2,080		MAXIMUS, Inc	166
2,317		McAfee Corp	60
221,222		Microsoft Corp	74,401
235	*,e	MicroStrategy, Inc (Class A)	128
1,779	*	Mimecast Ltd	142
1,253	*	Mitek Systems, Inc	22
844	*	Model N, Inc	25
1,840	*	MoneyGram International, Inc	15
1,807	*	MongoDB, Inc	957
829	*	N-Able, Inc	9
1,586	*	nCino, Inc	87
3,958	*	NCR Corp	159
1,631	*	New Relic, Inc	179
15,719		NortonLifelock, Inc	408
7,924	*	Nuance Communications, Inc	438
5,847	*	Nutanix, Inc	186
3,715	*	Okta, Inc	833
678	*	ON24, Inc	12
1,227	*	OneSpan, Inc	21
48,750		Oracle Corp	4,251
2,372	*	Pagerduty, Inc	82
47,856	*	Palantir Technologies, Inc	871

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,824	*	Palo Alto Networks, Inc	$1,572
1,831	*	Paya Holdings, Inc	12
9,303		Paychex, Inc	1,270
1,447	*	Paycom Software, Inc	601
366	*,e	Paycor HCM, Inc	11
1,125	*	Paylocity Holding Corp	266
34,454	*	PayPal Holdings, Inc	6,497
19,121	*	Paysafe Ltd	75
1,117		Pegasystems, Inc	125
742	*	Perficient, Inc	96
1,099	*	Ping Identity Holding Corp	25
1,687	*	Procore Technologies, Inc	135
1,606		Progress Software Corp	78
1,099	*	PROS Holdings, Inc	38
3,193	*	PTC, Inc	387
1,569	*	Q2 Holdings, Inc	125
1,112	*	Qualys, Inc	153
1,424	*	Rackspace Technology, Inc	19
1,695	*	Rapid7, Inc	199
871	*,e	Rekor Systems, Inc	6
2,014	*	Repay Holdings Corp	37
992	*	Rimini Street, Inc	6
2,462	*	RingCentral, Inc	461
3,373	*,e	Riot Blockchain, Inc	75
10,188	*	Sabre Corp	87
2,791	*	SailPoint Technologies Holding, Inc	135
27,395	*	salesforce.com, Inc	6,962
766		Sapiens International Corp NV	26
257	*	SecureWorks Corp	4
5,776	*	ServiceNow, Inc	3,749
1,262	*	Shift4 Payments, Inc	73
356	*	ShotSpotter, Inc	10
3,616	*	Smartsheet, Inc	280
991	*	Smith Micro Software, Inc	5
5,817	*	Snowflake, Inc	1,970
829		SolarWinds Corp	12
4,789	*	Splunk, Inc	554
1,316	*	Sprout Social, Inc	119
1,231	*	SPS Commerce, Inc	175
6,533		SS&C Technologies Holdings, Inc	536
6,560	*	StoneCo Ltd	111
2,378	*	Sumo Logic, Inc	32
3,818	*	SVMK, Inc	81
2,934		Switch, Inc	84
4,413	*	Synopsys, Inc	1,626
1,087	*	Telos Corp	17
2,588	*	Tenable Holdings, Inc	143
3,393	*	Teradata Corp	144
12,462	*	Trade Desk, Inc	1,142
541		TTEC Holdings, Inc	49
349	*	Tucows, Inc	29
926	*	Turing Holding Corp	25
4,865	*	Twilio, Inc	1,281
1,206	*	Tyler Technologies, Inc	649
2,160	*	Unisys Corp	44
4,411	*	Unity Software, Inc	631
660	*	Upland Software, Inc	12
3,084	*	Varonis Systems, Inc	150
1,365	*	Verint Systems, Inc	72
2,985	*	VeriSign, Inc	758
765	*,e	Veritone, Inc	17
3,457	*	Verra Mobility Corp	53
305	*	Viant Technology, Inc	3
2,063	*,e	VirnetX Holding Corp	5
49,620		Visa, Inc (Class A)	10,753
6,402		VMware, Inc (Class A)	742
7,849	*	Vonage Holdings Corp	163
12,300		Western Union Co	219
1,409	*	WEX, Inc	198
1,594	*	Wix.com Ltd	252
5,472	*	Workday, Inc	1,495
1,221	*	Workiva, Inc	159

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,338		Xperi Holding Corp	$63
2,990	*	Yext, Inc	30
3,363	*	Zendesk, Inc	351
6,358	*	Zoom Video Communications, Inc	1,169
2,300	*	Zscaler, Inc	739
2,992	*	Zuora Inc	56

		TOTAL SOFTWARE & SERVICES	206,680

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
3,738	*	3D Systems Corp	81
168	*	908 Devices, Inc	4
1,592		Adtran, Inc	36
1,075		Advanced Energy Industries, Inc	98
1,335	*,e	Aeva Technologies, Inc	10
899	*,e	Akoustis Technologies, Inc	6
16,935		Amphenol Corp (Class A)	1,481
453,393	d	Apple, Inc	80,509
6,772	*	Arista Networks, Inc	973
2,522	*	Arlo Technologies, Inc	26
2,165	*	Arrow Electronics, Inc	291
223	*	Aviat Networks, Inc	7
1,182	*	Avid Technology, Inc	38
3,237		Avnet, Inc	133
997		Badger Meter, Inc	106
1,442		Belden CDT, Inc	95
1,361		Benchmark Electronics, Inc	37
1,369	*	CalAmp Corp	10
1,720	*	Calix, Inc	138
235	*	Cambium Networks Corp	6
176	*	Casa Systems, Inc	1
4,023		CDW Corp	824
4,770	*	Ciena Corp	367
123,441		Cisco Systems, Inc	7,822
522	*	Clearfield, Inc	44
4,963		Cognex Corp	386
759	*	Coherent, Inc	202
6,058	*	CommScope Holding Co, Inc	67
784		Comtech Telecommunications Corp	19
22,718		Corning, Inc	846
716	*	Corsair Gaming, Inc	15
1,256		CTS Corp	46
48	*	Daktronics, Inc	0	^
7,655	*	Dell Technologies, Inc	430
2,310	*	Diebold, Inc	21
1,019	*	Digi International, Inc	25
369	*	DZS, Inc	6
1,285	*,e	Eastman Kodak Co	6
728	*	EMCORE Corp	5
1,036	*	ePlus, Inc	56
4,038	*	Extreme Networks, Inc	63
1,751	*	F5 Networks, Inc	428
1,106	*	Fabrinet	131
655	*	FARO Technologies, Inc	46
3,142	*	Harmonic, Inc	37
39,969		Hewlett Packard Enterprise Co	630
34,001		HP, Inc	1,281
447	*	Identiv, Inc	13
2,990	*	II-VI, Inc	204
5,792	*	Infinera Corp	56
2,359	*,e	Inseego Corp	14
1,044	*	Insight Enterprises, Inc	111
1,022	*	IPG Photonics Corp	176
944	*	Iteris, Inc	4
1,329	*	Itron, Inc	91
4,143		Jabil Inc	291
10,087		Juniper Networks, Inc	360
5,395	*	Keysight Technologies, Inc	1,114
1,038	*	Kimball Electronics, Inc	23
3,025	*	Knowles Corp	71
758	*	KVH Industries, Inc	7
774		Littelfuse, Inc	244
1,893	*	Lumentum Holdings, Inc	200
1,398		Methode Electronics, Inc	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,688	*,e	Microvision, Inc	$23
4,842		Motorola Solutions, Inc	1,316
428	*	Napco Security Technologies, Inc	21
4,043		National Instruments Corp	177
6,356		NetApp, Inc	585
962	*	Netgear, Inc	28
2,211	*	Netscout Systems, Inc	73
1,072	*	nLight, Inc	26
1,149	*	Novanta, Inc	203
673	*	OSI Systems, Inc	63
387	*,e	Ouster, Inc	2
675	*	PAR Technology Corp	36
430		PC Connection, Inc	19
1,066	*	Plantronics, Inc	31
884	*	Plexus Corp	85
8,066	*	Pure Storage, Inc	263
1,278	*	Quantum Corp	7
2,205	*	Ribbon Communications, Inc	13
596	*	Rogers Corp	163
2,051	*	Sanmina Corp	85
958	*	Scansource, Inc	34
1,358	*	Super Micro Computer, Inc	60
1,240		SYNNEX Corp	142
1,324	*	Teledyne Technologies, Inc	578
7,384	*	Trimble Inc	644
3,576	*	TTM Technologies, Inc	53
379	*	Turtle Beach Corp	8
210		Ubiquiti, Inc	64
1,943	*,e	Velodyne Lidar, Inc	9
1,951	*	Viasat, Inc	87
7,253	*	Viavi Solutions, Inc	128
4,516		Vishay Intertechnology, Inc	99
398	*	Vishay Precision Group, Inc	15
4,816		Vontier Corp	148
9,024	*	Western Digital Corp	588
2,578		Xerox Holdings Corp	58
1,533	*	Zebra Technologies Corp (Class A)	912

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	107,783

TELECOMMUNICATION SERVICES - 1.0%
410	*	Anterix, Inc	24
208,877		AT&T, Inc	5,138
373		ATN International, Inc	15
669	*	Bandwidth Inc	48
1,375		Cogent Communications Group, Inc	101
2,586	*	Consolidated Communications Holdings, Inc	19
1,375	*	EchoStar Corp (Class A)	36
18,045	*,e	Globalstar, Inc	21
2,248	*,e	Gogo, Inc	30
521	*	IDT Corp (Class B)	23
3,657	*	Iridium Communications, Inc	151
1,581	*	Liberty Latin America Ltd (Class A)	19
5,022	*	Liberty Latin America Ltd (Class C)	57
30,679		Lumen Technologies, Inc	385
661	*	Ooma, Inc	14
1,013	*	Radius Global Infrastructure, Inc	16
1,811		Shenandoah Telecom Co	46
2,915		Telephone & Data Systems, Inc	59
190	*,e	Telesat Corp	6
17,545	*	T-Mobile US, Inc	2,035
444	*	US Cellular Corp	14
120,939		Verizon Communications, Inc	6,284

		TOTAL TELECOMMUNICATION SERVICES	14,541

TRANSPORTATION - 1.9%
2,138	*	Air Transport Services Group, Inc	63
3,317	*	Alaska Air Group, Inc	173
393	*	Allegiant Travel Co	74
269		Amerco, Inc	195
19,189	*	American Airlines Group, Inc	345
719		ArcBest Corp	86
798	*	Atlas Air Worldwide Holdings, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,305	*	Avis Budget Group, Inc	$271
4,081		CH Robinson Worldwide, Inc	439
1,029	*	Copa Holdings S.A. (Class A)	85
1,032		Costamare, Inc	13
452	*	Covenant Transportation Group, Inc	12
65,606		CSX Corp	2,467
763	*	Daseke, Inc	8
19,931	*	Delta Air Lines, Inc	779
219		Eagle Bulk Shipping, Inc	10
4,797		Expeditors International of Washington, Inc	644
7,044		FedEx Corp	1,822
902		Forward Air Corp	109
349	*	Frontier Group Holdings, Inc	5
791		Genco Shipping & Trading Ltd	13
2,690	*	GXO Logistics, Inc	244
1,420	*	Hawaiian Holdings, Inc	26
1,188		Heartland Express, Inc	20
1,111	*	Hub Group, Inc (Class A)	94
526	*	HyreCar, Inc	2
2,448		JB Hunt Transport Services, Inc	500
9,060	*	JetBlue Airways Corp	129
1,943	*	Kirby Corp	115
4,439		Knight-Swift Transportation Holdings, Inc	271
990		Landstar System, Inc	177
8,428	*	Lyft, Inc (Class A)	360
2,242		Marten Transport Ltd	38
1,352		Matson, Inc	122
982	*	Mesa Air Group, Inc	5
7,221		Norfolk Southern Corp	2,150
2,984		Old Dominion Freight Line	1,069
1,449	*	Radiant Logistics, Inc	11
1,181		Ryder System, Inc	97
1,798	*	Safe Bulkers, Inc	7
741	*	Saia, Inc	250
1,714		Schneider National, Inc	46
1,416	*	Skywest, Inc	56
17,192	*	Southwest Airlines Co	736
2,785	*	Spirit Airlines, Inc	61
295	*	Sun Country Airlines Holdings, Inc	8
3,773	*	TuSimple Holdings, Inc	135
47,618	*	Uber Technologies, Inc	1,997
18,992		Union Pacific Corp	4,785
9,516	*	United Airlines Holdings Inc	417
21,242		United Parcel Service, Inc (Class B)	4,553
200		Universal Logistics Holdings Inc	4
550	*	US Xpress Enterprises, Inc	3
1,875		Werner Enterprises, Inc	89
2,690	*	XPO Logistics, Inc	208
1,505	*	Yellow Corp	19

		TOTAL TRANSPORTATION	26,492

UTILITIES - 2.4%
20,249		AES Corp	492
1,489		Allete, Inc	99
7,174		Alliant Energy Corp	441
7,555		Ameren Corp	672
15,013		American Electric Power Co, Inc	1,336
773		American States Water Co	80
5,330		American Water Works Co, Inc	1,007
366		Artesian Resources Corp	17
3,472		Atmos Energy Corp	364
1,521	e	Avangrid, Inc	76
1,250		Avista Corp	53
1,598		Black Hills Corp	113
1,421		Brookfield Infrastructure Corp	97
3,901		Brookfield Renewable Corp	144
812	*	Cadiz, Inc	3
1,070		California Water Service Group	77
16,687		Centerpoint Energy, Inc	466
640		Chesapeake Utilities Corp	93
1,290		Clearway Energy, Inc (Class A)	43
2,243		Clearway Energy, Inc (Class C)	81
8,591		CMS Energy Corp	559

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,404		Consolidated Edison, Inc	$888
23,971		Dominion Energy, Inc	1,883
5,826		DTE Energy Co	696
22,607		Duke Energy Corp	2,371
10,947		Edison International	747
6,196		Entergy Corp	698
6,923		Essential Utilities Inc	372
6,427		Evergy, Inc	441
10,064		Eversource Energy	916
28,975		Exelon Corp	1,674
16,097		FirstEnergy Corp	669
786	*	Fluence Energy, Inc	28
349		Global Water Resources, Inc	6
2,788		Hawaiian Electric Industries, Inc	116
1,455		Idacorp, Inc	165
5,356		MDU Resources Group, Inc	165
899		MGE Energy, Inc	74
644		Middlesex Water Co	77
2,568		National Fuel Gas Co	164
2,338		New Jersey Resources Corp	96
57,551		NextEra Energy, Inc	5,373
12,354		NiSource, Inc	341
1,124		Northwest Natural Holding Co	55
1,255		NorthWestern Corp	72
6,994		NRG Energy, Inc	301
5,229		OGE Energy Corp	201
1,679		ONE Gas, Inc	130
1,235		Ormat Technologies, Inc	98
920		Otter Tail Corp	66
45,208	*	PG&E Corp	549
2,714		Pinnacle West Capital Corp	192
2,485		PNM Resources, Inc	113
2,243		Portland General Electric Co	119
22,135		PPL Corp	665
14,678		Public Service Enterprise Group, Inc	979
626	*	Pure Cycle Corp	9
9,233		Sempra Energy	1,221
678		SJW Corp	50
3,054	e	South Jersey Industries, Inc	80
31,059		Southern Co	2,130
1,379		Southwest Gas Holdings Inc	97
1,343		Spire, Inc	88
2,548	*	Sunnova Energy International, Inc	71
6,929		UGI Corp	318
534		Unitil Corp	24
431		Via Renewables, Inc	5
15,127		Vistra Energy Corp	344
9,249		WEC Energy Group, Inc	898
15,969		Xcel Energy, Inc	1,081
490		York Water Co	24

		TOTAL UTILITIES	34,253

		TOTAL COMMON STOCKS	1,403,377

		(Cost $387,915)

			EXPIRATION DATE

RIGHTS/WARRANTS - 0.0%

ENERGY - 0.0%
95		Nabors Industries Ltd	06/11/26	0	^

		TOTAL ENERGY		0	^

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc		0

		TOTAL MEDIA & ENTERTAINMENT		0

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478	†	Chinook Therapeutics, Inc			$0
1,565	†	Elanco Animal Health, Inc CVR			0	^
390	†	Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

		TOTAL RIGHTS/WARRANTS			0	^

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.6%
$ 7,395,000		Federal Home Loan Bank (FHLB)	0.000%	01/07/22	7,395
583,000		Tennessee Valley Authority (TVA)	0.000	01/12/22	583

		TOTAL GOVERNMENT AGENCY DEBT			7,978

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
3,708,017	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		3,708

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			3,708

		TOTAL SHORT-TERM INVESTMENTS			11,686

		(Cost $11,686)
		TOTAL INVESTMENTS - 100.3%			1,415,063
		(Cost $399,601)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(4,222)

		NET ASSETS - 100.0%			$1,410,841

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,515,253.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	27	03/18/22	$6,331	$6,424	$93

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1 (the “Account”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2022

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

A10943-A (2/22)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 23, 2022	By:	/s/ Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 23, 2022	By:	/s/ Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and
President and Chief Executive Officer
(principal executive officer)

Dated: February 23, 2022	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)